UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	1/31/2006

Item 1. Schedule of Investments

Strategic Partners International Growth Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 100.4%
Common Stocks – 98.9%
Australia — 2.3%
BHP Billiton Ltd.	160,200	$3,133,960
Macquarie Bank Ltd.	51,049	2,646,839
Sigma Pharmaceuticals Ltd.	235,739	498,707
Toll Holdings Ltd.	24,888	213,812

		6,493,318

Austria — 1.8%
Erste Bank der Oesterreichischen Sparkassen AG	44,456	2,479,561
Raiffeisen International Bank Holding AG *	32,800	2,373,092

		4,852,653

Brazil — 1.5%
Companhia de Concessoes Rodviarias (CCR)	18,100	736,438
Gol- Linhas Aereas Inteligentes SA (a)	23,300	703,427
Natura Cosmeticos SA	19,000	1,000,678
Petroleo Brasileiro SA	77,300	1,642,450

		4,082,993

Canada — 5.4%
Canadian National Railway Co.	74,300	6,718,669
Manulife Financial Corp.	70,800	4,313,700
Research In Motion Ltd. *	41,500	2,814,516
Shoppers Drug Mart Corp.	31,700	1,185,567

		15,032,452

China — 0.7%
Foxconn International Holding Ltd. *	1,118,000	1,981,567

Columbia — 0.4%
Bancolombia SA, ADR	34,200	1,113,894

France — 8.8%
BNP Paribas	44,200	3,942,304
Dassault Systemes SA	28,000	1,677,401
Essilor International SA	29,500	2,575,613
Eurazeo	12,400	1,386,249
Hermes International	11,050	2,846,623
Iliad SA	8,100	540,860
Sanofi-Aventis	69,227	6,346,972
Technip SA	35,200	2,391,037
Vinci SA	29,300	2,725,490

		24,432,549

Germany — 7.7%
Bijou Brigitte AG	2,700	754,611
Celesio AG	30,700	2,874,371
Continental AG	42,110	4,098,733
E.ON AG *	40,600	4,535,395
Qiagen NV *	89,400	1,042,895
SAP AG	38,700	7,923,968

		21,229,973

Greece — 1.8%
Coca-Cola Hellenic Bottling Co. SA	68,700	2,058,646
EFG Eurobank Ergasias SA	38,740	1,440,499
National Bank of Greece SA *	33,800	1,545,138

		5,044,283

Hong Kong — 2.5%
Esprit Holdings Ltd.	337,700	2,936,143
Li & Fung Ltd.	955,000	1,772,679
Techtronic Industries Co.	1,112,400	2,150,882

		6,859,704

India — 2.2%
Bharti Televentures *	189,700	1,528,778
HDFC Bank Ltd.	93,800	1,620,800
Housing Development Finance Corp. Ltd.	52,500	1,593,978
Infosys Technologies Ltd.	21,932	1,431,333

		6,174,889

	Shares	Value

Ireland — 1.9%
Anglo Irish Bank Corp. PLC	174,484	$2,754,207
Ryanair Holdings PLC, ADR *(a)	47,900	2,622,046

		5,376,253

Italy — 2.0%
Luxottica Group SpA	147,300	3,848,337
Saipem SpA	87,100	1,734,718

		5,583,055

Japan — 21.5%
Aeon Credit Service Co. Ltd.	12,700	1,136,780
Aeon Mall Co. Ltd.	30,500	1,479,434
Chiyoda Corp.	62,000	1,596,181
Chugai Pharmaceutical Co. Ltd.	137,700	2,793,794
Denso Corp.	180,400	6,351,409
Hoya Corp.	105,900	4,243,042
Keyence Corp.	11,200	3,079,153
KK DaVinci Advisors *	66	471,489
Komeri Co. Ltd.	14,300	574,170
Misumi Corp.	12,900	567,444
Mitsubishi UFG Financial Group, Inc.	460	6,627,168
NEOMAX Co. Ltd.	24,000	826,563
Nidec Corp.	37,400	3,427,390
Nitto Denko Corp.	29,500	2,497,208
ORIX Corp.	26,400	6,830,399
Point, Inc.	12,700	1,023,102
Ryohin Keikaku Co. Ltd.	14,200	1,114,888
Sharp Corp.	259,400	4,743,302
Shimamura Co. Ltd.	9,000	1,141,639
Sundrug Co. Ltd.	9,700	623,486
Toyota Motor Corp.	105,900	5,488,871
Yamada Denki Co. Ltd.	22,200	2,861,464

		59,498,376

Malaysia — 0.3%
Bumiputra - Commerce Holdings BHD	652,600	965,719

Mexico — 1.9%
America Movil SA de CV	1,046,400	1,772,149
Wal-Mart de Mexico SA de CV	610,100	3,554,412

		5,326,561

Netherlands — 0.4%
TomTom NV *	33,200	1,103,385

Norway — 1.7%
Statoil ASA *	167,800	4,615,849

Singapore — 0.9%
CapitaLand Ltd.	1,000,000	2,441,280

South Africa — 1.9%
Naspers Ltd.	67,600	1,450,285
Sasol Ltd. *	89,400	3,673,669

		5,123,954

South Korea — 2.8%
Hyundai Motor Co. Ltd.	25,200	2,277,966
Kookmin Bank *	21,430	1,701,693
Samsung Electronics Co. Ltd.	5,010	3,843,259

		7,822,918

Spain — 1.9%
Grupo Ferrovial SA	18,400	1,437,674
Industria de Diseno Textil SA	109,600	3,765,028

		5,202,702

Sweden — 2.6%
Capio AB *	31,300	556,419
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock) *	1,563,800	5,642,291
Modern Times Group AB (Class “B” Stock)	17,800	867,252

		7,065,962

Switzerland — 9.3%
EFG International *	33,600	893,582
Nobel Biocare Holding AG *	5,600	1,270,288
Phonak Holding AG	16,600	821,917

1

	Shares	Value

Roche Holding AG	53,300	$8,421,604
SGS SA *	2,150	2,016,387
Synthes, Inc.	43,200	5,173,390
UBS AG	66,860	7,269,381

		25,866,549

Taiwan — 2.8%
HON HAI Precision Industry Co. Ltd.	804,165	5,406,192
MediaTek, Inc. *	239,800	2,395,676

		7,801,868

United Kingdom — 11.9%
BG Group PLC	779,170	8,802,066
Cairn Energy PLC *	35,600	1,220,423
Capita Group PLC	337,000	2,561,478
Carphone Warehouse Group	222,000	987,351
HBOS PLC	403,000	7,086,967
Reckitt Benckiser PLC	100,510	3,300,804
Standard Chartered PLC	131,300	3,258,499
Tesco PLC	988,670	5,593,159

		32,810,747

Total Common Stocks (Cost $184,970,762)		273,903,453

Preferred Stocks — 1.5%
Austria — 0.2%
Erste Bank Der Oesterreichischen Sparkassen AG 3.89%	12,042	662,556

Brazil — 1.3%
Banco Itau Holding Financeira SA 2.10%	114,900	3,490,633

Total Preferred Stocks (Cost $1,812,454)		4,153,189

Total Long-Term Investments (Cost $186,783,216)		278,056,642

Short-Term Investment — 1.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $3,530,851; includes $3,530,851 of cash collateral received for securities on loan) (b) (w)	3,530,851	3,530,851

Total Investments(p) — 101.7% (Cost $190,314,067)		281,587,493
Liabilities In Excess of Other Assets — (1.7)%		(4,741,751)

Net Assets — 100.0%		$276,845,742

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of $3,287,439; cash collateral of $3,530,851 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $191,468,699; accordingly, net unrealized appreciation on investments for federal income tax purposes was $90,118,794 (gross unrealized appreciation - $91,236,703; gross unrealized depreciation - $1,117,909). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2006 was as follows:

Banks	14.6%
Oil & Gas	8.7
Financial Services	8.1
Pharmaceuticals	7.4
Healthcare	7.3
Electrical Components & Equipment	6.7
Automotive Parts & Equipment	6.6
Retail	6.4
Telecommunications	3.9
Software	3.8
Computers	3.8
Household Products/Wares	3.6
Transportation	2.8
Food	2.0
Distribution/Wholesale	1.7
Commercial Services	1.6
Metals & Mining	1.6
Insurance	1.5
Real Estate Investment Trust	1.4
Affiliated Money Market Mutual Fund	1.3
Airlines	1.2
Engineering & Construction	1.1
Apparel Manufacturers	1.0
Building- Heavy Construction	1.0
Chemicals	0.9
Media	0.8
Beverages	0.7
Consulting Services	0.2

101.7
Liabilities in excess of other assets	(1.7)

Total	100.0%

2

Strategic Partners Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 97.5%
Common Stocks
Advertising — 0.8%
Marchex, Inc., (Class “B” Stock) (a)	10,950	$266,304
Valuevision Media, Inc., (Class “A” Stock)	54,682	669,855

		936,159

Aerospace — 1.1%
AAR Corp. *	25,182	600,087
DRS Technologies, Inc. *(a)	12,437	617,995

		1,218,082

Automobile Manufacturers — 0.7%
A.S.V., Inc. (a)	25,213	832,029

Automotive Parts — 0.3%
CSK Auto Corp. *	22,300	361,260

Biotechnology — 2.4%
Cambrex Corp.	63,899	1,412,807
Illumina, Inc. *	42,418	909,442
Lifecell Corp. *	20,820	451,794

		2,774,043

Building Materials — 1.6%
Building Material Holding Corp. (a)	9,200	728,364
Genlyte Group, Inc.	5,850	338,364
Hexel Corp. *	34,860	727,528

		1,794,256

Business Services — 1.4%
Ctrip.com International Ltd., ADR (China) *	8,020	496,598
Filenet, Corp. *	34,180	959,091
Harbor Florida Bancshares, Inc.	2,200	85,690
PRA International	1,750	45,605

		1,586,984

Commercial Services — 9.0%
AMN Healthcare Services, Inc.	33,490	675,493
Arbitron, Inc.	7,600	301,720
Barrett Business Services	26,040	695,268
CRA International, Inc. *	25,773	1,244,320
Digitas, Inc.	44,800	586,432
FirstService Corp.	33,410	893,049
ICT Group, Inc. *	13,499	231,238
Korn/Ferry International *	19,750	390,260
Laureate Education, Inc. (a)	9,920	516,832
LECG Corp. *	33,322	559,143
Mcgrath Rentcorp	26,840	871,226
Providence Service Corp.	15,100	431,558
Rollins, Inc.	41,940	901,291
Steiner Leisure Ltd.	20,440	793,481
TeleTech Holdings, Inc. *	12,100	141,086
TNS, Inc. *	27,970	574,504
Universal Technical Institute, Inc. *	13,810	504,756

		10,311,657

Commercial Services & Supplies — 0.3%
Concur Technologies, Inc. *	23,740	392,185

Computer Services & Software — 7.4%
Bottomline Technologies, Inc.	44,230	509,530
Computer Programs & Systems, Inc.	8,850	377,099
Equinix, Inc.	15,120	709,582
Hyperion Solutions Corp. *	27,989	963,101
Informatica Corp.	26,774	394,113
M-Systems Flash Disk Pioneers *	15,510	449,480
Mantech International Corp. (Class “A” Stock) *	9,250	258,630
Microsemi Corp. *(a)	14,620	445,033
Optimal Group, Inc. (Class “A” Stock)	52,770	1,002,630
Pdf Solutions, Inc. *	31,270	554,417
Retalix Ltd. (a)	22,330	576,114
Synplicity, Inc.	73,490	692,276
THQ, Inc. (a)	19,214	504,367
Ultimate Software Group, Inc. *	25,630	560,015
Witness Systems, Inc. *	22,240	443,466

		8,439,853

Computers — 0.1%
Radiant Systems, Inc. *	10,100	141,400

Construction — 1.4%
Shaw Group, Inc.	44,691	1,591,893

Consumer Products & Services — 0.7%
Central Garden & Pet Co.	16,460	816,087

Distribution/Wholesale — 0.6%
Navarre Corp. (a)	129,544	713,788

Education — 0.2%
Blackboard, Inc. *	7,900	203,425

Electronic Components — 2.1%
Faro Technologies, Inc. *(a)	46,132	734,883
Intermagnetics General Corp.	13,130	529,664
IXYS Corp. *	19,450	209,087
Trimble Navigation Ltd. *	11,634	465,593
Watts Water Technologies, Inc. (Class “B” Stock)	13,656	459,934

		2,399,161

Electronics — 2.8%
Axsys Technologies, Inc.	8,940	147,510
Coherent, Inc. *	36,038	1,115,736
Itron, Inc. *	12,160	582,099
Rogers Corp.	19,978	941,164
SRS Labs, Inc.	76,210	461,071

		3,247,580

Entertainment & Leisure — 1.8%
Century Casinos, Inc.	61,830	567,599
Mikohn Gaming Corp.	60,390	453,529
Scientific Games Corp. (Class “A” Stock)	31,820	1,019,831

		2,040,959

Financial - Bank & Trust — 2.0%
Boston Private Financial Holdings, Inc.	15,940	486,808
Glacier Bancorp, Inc.	10,500	333,690
Hudson United Bancorp	1,750	72,887
PrivateBancorp, Inc.	22,790	861,690
Texas Capital Banshares, Inc. *	25,416	557,881

		2,312,956

Financial Services — 5.7%
Advanced Analogic Technologies, Inc.	27,770	413,773
Digital Insight, Corp. *	10,084	361,713
Financial Federal Corp. (a)	25,633	1,147,077
GAMCO Investment, Inc., (Class “A” Stock)	13,303	593,181
Jefferies Group, Inc.	21,917	1,193,819
Portfolio Recovery Associates, Inc. *	8,430	415,177
Valueclick, Inc. *	77,962	1,467,245
Websense, Inc. *	13,366	881,220

		6,473,205

Healthcare Services — 2.4%
Amedisys, Inc. *	11,590	525,606
American Healthways, Inc. *(a)	6,850	306,058
Connectics Corp *	14,250	213,465
Five Star Quality Care, Inc.	88,040	752,742
Matria Healthcare, Inc.	12,970	553,430
United Surgical Partners International, Inc. *	9,750	377,910

		2,729,211

Healthcare-Products — 5.5%
Inverness Medical Innovations, Inc. *(a)	37,120	996,672
Kensey Nash Corp. *(a)	28,676	699,981
Merge Technologies, Inc. *	15,660	413,424
Neurometrix, Inc. *	13,720	473,477
NuVasive Inc. *	23,430	430,878
Orthovita, Inc.	109,270	501,549
PolyMedica Corp.	21,240	843,653

1

	Shares	Value

PSS World Medical, Inc. *(a)	52,376	$929,674
SonoSite, Inc. (a)	14,670	577,118
Spectranetics Corp.	43,910	454,029

		6,320,455

Insurance — 1.3%
Amerisafe, Inc. *	66,480	680,755
Navigators Group, Inc. *	12,220	545,867
Tower Group, Inc.	15,960	306,592

		1,533,214

Internet Services — 4.3%
CNET Networks, Inc. *	4,250	63,835
Cybersource Corp. *	53,910	466,861
Health Grades Inc. *	52,420	308,748
ivillage, Inc. *	3,900	29,328
J2 Global Communications, Inc. *(a)	18,476	882,229
Jupitermedia Corp. *	74,242	1,201,978
Keynote Systems, Inc.	45,520	575,828
Online Resources Corp. *	53,389	710,074
TIBCO Software, Inc. *	10,700	85,493
WebSideStory, Inc. *	28,230	568,834

		4,893,208

Internet Software & Services — 0.4%
Openwave Systems, Inc. *	23,566	508,083

Machinery — 0.5%
Intevac, Inc. *	34,170	543,645

Machinery & Equipment — 4.6%
Avocent Corp. *	33,957	1,129,749
Franklin Electric Co., Inc.	6,800	306,000
IDEX Corp.	15,719	723,074
JLG Industries, Inc.	10,950	596,556
Kennametal, Inc.	17,514	1,024,569
UNOVA, Inc. *	42,210	1,471,863

		5,251,811

Medical Supplies & Equipment — 3.6%
Adeza Biomedical Corp. *	17,680	391,435
Angiodynamics, Inc. *	7,020	197,332
Immucor, Inc. *	20,950	629,548
Laserscope *(a)	15,100	407,247
LCA-Vision, Inc.	8,020	450,483
Lifeline Systems, Inc. *(a)	18,201	855,447
Mentor Corp. (a)	26,904	1,210,680

		4,142,172

Office Equipment — 1.2%
Global Imaging Systems, Inc. *	40,438	1,429,888

Oil, Gas & Consumable Fuels — 9.1%
Berry Petroleum Co. (Class “A” Stock)	3,650	290,029
Cabot Oil & Gas Corp.	7,675	395,800
Comstock Resources, Inc. *	11,650	372,800
Encore Medical Corp. (a)	67,030	360,621
Frontier Oil Corp.	10,300	488,117
Grey Wolf, Inc. *	75,210	661,848
Hydril *	20,369	1,677,387
Maverick Tube Corp. *(a)	12,130	580,421
Oil States International, Inc. *	46,080	1,884,672
Parker Drilling Co.	6,000	71,880
Patterson-UTI Energy, Inc.	17,000	639,540
St Mary Land & Exploration Co.	10,850	473,494
Superior Energy Services, Inc.	69,662	1,891,323
Unit Corp. *	10,800	644,760

		10,432,692

Personal Services — 0.6%
Administaff, Inc.	6,500	279,760
Labor Ready, Inc. *	15,350	357,502

		637,262

Pharmaceuticals — 6.0%
Altus Pharmaceuticals, Inc. *	14,820	274,911
American Medical Systems Holdings, Inc. *	74,072	1,678,471
HealthExtras, Inc.	21,365	702,908
I-Flow Corp. *(a)	34,970	555,324
Integra LifeSciences Holdings Corp. *	31,383	1,223,937
Martrixx Initatives, Inc. *	15,520	385,362
Salix Pharmaceuticals Ltd. *	28,140	489,355
Serologicals Corp. *(a)	48,911	1,093,650
Viropharma, Inc. *	22,310	517,815

		6,921,733

Real Estate Investment Trust — 1.7%
Epicor Software Corp. *	43,760	582,008
KKR Financial Corp. *	33,860	758,126
RADvision Ltd. *	33,760	612,406

		1,952,540

Retail & Merchandising — 3.9%
Cache, Inc. *	38,250	690,030
Cosi, Inc.	30,520	297,570
GameStop Corp. (Class “B” Stock) *	9,200	342,608
Hibbett Sporting Goods, Inc. *	10,575	324,124
JOS. A. Bank Clothiers, Inc. *	11,127	570,481
Rare Hospitality International, Inc.	24,455	771,555
Select Comfort Corp. *(a)	14,900	411,240
Stein Mart, Inc.	3,700	61,346
Tractor Supply Co.	18,900	965,412

		4,434,366

Semi Conductors — 1.9%
Aeroflex, Inc. *	83,790	1,013,021
Emulex Corp. *	14,700	269,745
Ultratech, Inc. *	23,180	445,056
Volterra Semiconductor Corp. (a)	24,520	459,995

		2,187,817

Semiconductors — 1.0%
Formfactor, Inc. *	6,100	181,902
O2Micro International Ltd., ADR (China) *	53,280	579,687
Supertex, Inc. *	11,280	338,287

		1,099,876

Telecommunications — 3.6%
Affiliated Managers Group *(a)	12,842	1,191,738
Dril-Quip, Inc. *	22,844	1,438,487
SafeNet, Inc. *	45,925	1,442,963

		4,073,188

Transportation — 3.5%
American Commercial Lines, Inc. *	21,610	720,693
Forward Air Corp.	20,088	783,432
Kirby Corp. *	4,350	244,166
Knight Transportation, Inc.	23,250	472,905
Old Dominion Freight Line *	24,465	698,231
Vitran Corp., Inc.	30,610	590,773
Werner Enterprises, Inc. *(a)	22,644	487,978

		3,998,178

Total Long-Term Investments (Cost $95,698,241)		111,676,301
Short-Term Investments — 16.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $19,265,084; includes $16,397,499 of cash collateral received for securities on loan) (b)(w)	19,265,084	19,265,084

Total Short-Term Investments
Total Investments — 114.3% (Cost $114,963,325(p))		130,941,385
Liabilities In Excess of Other Assets — (14.3)%		(16,345,472)

Net Assets — 100.0%		$114,595,913

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

2

Strategic Partners Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $15,775,205; cash collateral of $16,397,499 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $115,631,005; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,310,380 (gross unrealized appreciation - $16,266,850; gross unrealized depreciation - $956,470). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

3

Strategic Partners Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.0%
Common Stocks
Aerospace & Defense — 1.9%
Alliant Techsystems, Inc. * (a)	33,084	$2,564,010

Apparel/Shoes — 2.7%
Chico’s FAS, Inc. *	31,850	1,387,386
Urban Outfitters, Inc. *	82,400	2,250,344

		3,637,730

Audio & Visual Equipment — 2.2%
Harman International Industries, Inc. (a)	27,800	3,058,000

Audio Technology — 1.0%
Dolby Laboratories, Inc. (Class “A” Stock) *	64,200	1,307,754

Auto Parts & Related — 1.7%
Gentex Corp.	138,000	2,304,600

Banks — 1.7%
City National Corp.	7,500	562,275
Commerce Bancorp, Inc. (a)	25,000	836,000
TCF Financial Corp.	37,100	927,129

		2,325,404

Beverages — 2.0%
Fortune Brands, Inc.	35,500	2,661,080

Biotechnology — 0.5%
MedImmune, Inc. *	20,100	685,812

Broadcasting & Cable/Satellite TV — 5.0%
Entravision Communications Corp. (Class “A” Stock) * (a)	269,825	1,915,758
Univision Communications, Inc. (Class “A” Stock) *	85,775	2,731,076
XM Satellite Radio Holdings, Inc. (Class “A” Stock) (a)	85,100	2,227,918

		6,874,752

Business Software and Services — 5.1%
Ceridian Corp. *	91,400	2,255,752
ChoicePoint, Inc. *	47,900	1,969,648
Cognizant Technology Solutions Corp. * (a)	39,200	2,052,904
Fiserv, Inc. *	15,700	690,486

		6,968,790

Commercial Services — 5.6%
Alliance Data Systems Corp. * (a)	71,000	2,999,750
ARAMARK Corp. (Class “B” Stock) (a)	84,250	2,245,263
Iron Mountain, Inc. *	56,637	2,360,630

		7,605,643

Computer Hardware — 3.8%
Avocent Corp. *	81,400	2,708,178
Zebra Technologies Corp. (Class “A” Stock) *	55,400	2,494,662

		5,202,840

Computer Services — 1.7%
MoneyGram International, Inc.	86,200	2,289,472

Computer Software — 7.2%
Activision, Inc. * (a)	154,133	2,210,267
Cogent, Inc. * (a)	82,344	1,978,726
Cognos, Inc. * (Canada)	61,800	2,354,580
NAVTEQ Corp. *	45,900	2,061,369
Salesforce.com, Inc. *	28,800	1,182,240

		9,787,183

Drugs & Medicine — 1.1%
OSI Pharmaceuticals Inc * (a)	55,200	1,554,432

Food — 1.1%
Hershey Foods Corp.	12,000	614,400
McCormick & Co., Inc.	29,800	900,258

		1,514,658

Gaming/Lodging — 2.2%
Harrah’s Entertainment, Inc.	23,575	1,735,120
Marriott International, Inc. (Class “A” Stock)	17,950	1,196,188

		2,931,308

Healthcare Services — 0.9%
Covance, Inc.	9,600	545,376
VCA Antech, Inc. *	24,500	677,915

		1,223,291

Insurance — 0.6%
Willis Group Holdings Ltd. (United Kingdom)	24,675	856,469

Internet & Online — 1.3%
CNET Networks, Inc. * (a)	116,500	1,749,830

Manufacturing — 4.7%
American Standard Cos., Inc.	57,670	2,076,120
Pentair, Inc.	42,000	1,612,800
Rockwell Automation, Inc.	42,000	2,774,940

		6,463,860

Medical Products — 9.1%
Advanced Medical Optics, Inc. *	50,000	2,229,000
Bard (C.R.), Inc.	32,500	2,061,150
Biomet, Inc. (a)	78,000	2,949,180
Fisher Scientific International, Inc. *	41,776	2,793,561
Gen-Probe, Inc.	27,500	1,386,825
Kinetic Concepts, Inc. *	25,600	926,464

		12,346,180

Medical Supplies & Equipment — 2.0%
Charles River Laboratories International, Inc. * (a)	60,025	2,768,953

Networking/Telecommunications Equipment — 5.4%
Amphenol Corp.	59,000	2,998,970
FLIR Systems, Inc. * (a)	109,846	2,603,350
Juniper Networks, Inc. * (a)	55,900	1,013,467
Research in Motion Ltd. * (a)	11,100	749,250

		7,365,037

Oil & Gas — 1.4%
XTO Energy, Inc.	38,133	1,871,568

Oil Well Services & Equipment — 5.8%
Cooper Cameron Corp. *	59,100	2,859,849
Smith International, Inc.	55,750	2,508,750
Weatherford International, Inc. Ltd.	56,300	2,521,114

		7,889,713

Pharmacy Benefit Manager — 1.8%
Caremark Rx, Inc. *	26,200	1,291,660
Medco Health Solutions, Inc. *	20,300	1,098,230

		2,389,890

Producer Goods — 1.8%
Grainger, (W.W), Inc.	35,440	2,513,759

Publishing — 2.4%
Lamar Advertising Co. *	57,150	2,624,328
Scripps, (E.W.) Co. (Class “A” Stock)	14,700	710,598

		3,334,926

Restaurants — 1.4%
Chang’s China Bistro, (P.F.), Inc. * (a)	38,200	1,958,132

Retailing — 3.6%
PETCO Animal Supplies, Inc. *	73,450	1,605,617
Select Comfort Corp. * (a)	28,579	788,781
Williams-Sonoma, Inc. *	61,985	2,465,763

		4,860,161

Semi Capital — 1.6%
Tessera Technologies, Inc. * (a)	67,257	2,171,056

Semiconductors — 5.0%
Linear Technology Corp.	72,700	2,705,167
Marvell Technology Group Ltd. * (Bermuda)	17,000	1,163,140
Microchip Technology, Inc.	36,900	1,384,119

1

	Shares	Value

Xilinx, Inc. (a)	53,500	$1,506,560

		6,758,986

Telecommunications — 3.7%
Crown Castle International Corp. * (a)	91,650	2,898,890
Neustar, Inc. (Class “A” Stock) *	73,200	2,123,532

		5,022,422

Total Long-Term Investments (Cost $110,624,905)		134,817,700
SHORT-TERM INVESTMENT — 29.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $39,984,174; includes $38,589,717 of cash collateral received for securities on loan) (b)(w)	39,984,174	39,984,174

Total Investments — 128.4% (Cost $150,609,079 (p))		174,801,874
Liabilities In Excess of Other Assets — (28.4)%		(38,629,472)

Net Assets — 100.0%		$136,172,402

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $37,104,266; cash collateral of $38,589,717 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $151,146,250; accordingly, net unrealized appreciation on investments for federal income tax purposes was $23,655,624 (gross unrealized appreciation - $27,745,069; gross unrealized depreciation - $4,089,445). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.6%
Common Stocks
Automotive Parts — 3.0%
Advance Auto Parts, Inc. *	156,450	$6,816,526
Johnson Controls, Inc.	92,400	6,397,776

		13,214,302

Beverages — 1.2%
Constellation Brands, Inc. (Class “A” Stock) (a)	196,400	5,241,916

Business Services — 0.2%
Manpower, Inc.	18,700	1,006,621

Cable Television — 0.7%
Cablevision Systems New York Group (Class “A” Stock) *	124,000	3,050,400

Communication Equipment — 1.0%
Avaya, Inc. *	425,400	4,487,970

Computer Hardware — 1.5%
Ingram Micro, Inc. (Class “A” Stock) *	55,300	1,070,055
Lexmark International, Inc. (Class “A” Stock) *(a)	116,800	5,672,976

		6,743,031

Computer Services & Software — 2.4%
Activision, Inc. *(a)	283,600	4,066,824
BEA Systems, Inc. *	124,900	1,295,213
Computer Sciences Corp *	18,500	937,950
Take-Two Interactive Software, Inc. *	157,600	2,499,536
Tech Data Corp. *	41,900	1,727,537

		10,527,060

Conglomerates — 0.7%
Cendant Corp.	179,300	3,001,482

Construction — 13.5%
Beazer Homes USA, Inc. (a)	42,800	3,117,552
Centex Corp.	130,200	9,294,978
Chicago Bridge & Iron Co. NV (Netherlands)	202,800	6,256,380
Hovnanian Enterprises, Inc. (Class “A” Stock) *(a)	161,300	7,810,146
KB Home	97,900	7,459,980
Lennar Corp. (Class “A” Stock)	141,200	8,833,472
Masco Corp.	109,400	3,243,710
NVR, Inc. *	8,100	6,433,425
Pulte Homes, Inc.	193,400	7,716,660

		60,166,303

Consumer Products & Services — 2.7%
Jarden Corp. *(a)	196,800	4,849,152
Spectrum Brands, Inc. *	69,300	1,310,463
Whirlpool Corp.	72,000	5,808,960

		11,968,575

Diversified Machinery — 0.9%
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	105,500	4,142,985

Electronic Components — 0.9%
International Rectifier Corp. *	107,700	3,917,049

Entertainment & Leisure — 1.4%
Harley-Davidson, Inc. (a)	116,500	6,236,245

Financial - Bank & Trust — 2.9%
Astoria Financial Corp.	24,350	701,280
Hudson City Bancorp, Inc.	626,400	7,779,888
Washington Mutual, Inc.	100,500	4,253,160

		12,734,328

Financial Services — 2.9%
Ambac Financial Group, Inc.	16,550	1,271,206
Bear Stearns Cos., Inc.	43,800	5,538,948
IndyMac Bancorp, Inc. (a)	155,100	6,337,386

		13,147,540

Food - Wholesale — 1.2%
NBTY, Inc. *	250,200	5,176,638

Food Products — 0.2%
ConAgra Foods, Inc.	41,700	864,441

Gas Utilities — 0.3%
National Fuel Gas Co.	40,200	1,322,580

Healthcare Services — 3.8%
Coventry Health Care, Inc. *	89,250	5,316,622
Omnicare, Inc.	117,100	5,819,870
Triad Hospitals, Inc. *	95,300	3,913,018
WellPoint, Inc. *	27,600	2,119,680

		17,169,190

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp. (a)	56,000	2,898,560

Insurance — 2.6%
Endurance Specialty Holdings Ltd. (Bermuda)	138,100	4,547,633
PMI Group, Inc. (The)	147,600	6,380,748
Radian Group, Inc.	12,800	732,544

		11,660,925

Internet Services — 1.8%
Check Point Software Technologies Ltd. *	258,800	5,600,432
McAfee, Inc. *	108,700	2,520,753

		8,121,185

Machinery & Equipment — 5.1%
Eaton Corp.	65,600	4,342,720
Joy Global, Inc.	176,000	9,511,040
Terex Corp. *	125,700	8,861,850

		22,715,610

Metals & Mining — 4.6%
Alpha Natural Resources, Inc. *	44,000	1,035,320
Arch Coal, Inc. (a)	120,400	10,441,088
Phelps Dodge Corp.	56,800	9,116,400

		20,592,808

Oil & Gas — 17.8%
BJ Services Co.	39,900	1,615,551
Cabot Oil & Gas Corp.	13,500	696,195
Canadian Natural Resources Ltd.	197,300	12,232,600
Denbury Resources, Inc.	285,600	8,502,312
General Maritime Corp. (a)	123,800	4,647,452
Murphy Oil Corp. (a)	23,600	1,345,200
Noble Energy, Inc.	36,800	1,703,104
NRG Energy, Inc. *(a)	50,900	2,456,943
Quicksilver Resources, Inc. *(a)	177,250	8,910,358
Southwestern Energy Co. *	141,200	6,091,368
Sunoco, Inc.	61,000	5,807,200
Talisman Energy, Inc. (Canada)	169,100	10,303,263
Williams Cos., Inc.	215,300	5,132,752
XTO Energy, Inc.	204,666	10,045,007

		79,489,305

Pharmaceuticals — 1.2%
Shire Pharmaceuticals Group PLC, ADR (a)	107,700	5,250,375

Printing & Publishing — 0.2%
Knight-Ridder, Inc.	15,000	933,750

Real Estate Investment Trust — 4.2%
Colonial Properties Trust	98,500	4,552,670
Developers Diversified Realty Corp.	128,500	6,329,910
Equity Office Properties Trust	27,200	865,504
iStar Financial, Inc.	105,100	3,772,039

1

	Shares	Value

Trizec Properties, Inc.	134,800	$3,139,492

		18,659,615

Retail & Merchandising — 7.7%
Aeropostale, Inc. *	98,300	2,971,609
Dollar Tree Stores, Inc. *	30,100	746,179
Foot Locker, Inc.	168,800	3,835,136
Gap, Inc.	234,500	4,242,105
Hot Topic, Inc. *	224,700	3,226,692
Jones Apparel Group, Inc.	42,900	1,341,912
Linens `n Things, Inc. *	17,000	469,370
Ross Stores, Inc. (a)	180,100	5,132,850
TJX Cos., Inc.	326,300	8,330,439
Yum! Brands, Inc.	81,000	4,007,070

		34,303,362

School — 1.3%
Career Education Corp. *(a)	186,000	6,043,140

Telecommunications — 1.4%
Amdocs Ltd. *	98,600	3,174,920
Arris Group, Inc.	245,300	2,884,728

		6,059,648

Transportation — 2.8%
Frontline Ltd. (a)	125,600	5,020,232
Overseas Shipholding Group, Inc.	74,700	3,853,026
Teekay Shipping Corp. (a)	90,300	3,507,252

		12,380,510

Utilities — 6.9%
Cinergy Corp.	32,600	1,416,470
DPL, Inc. (a)	212,700	5,453,628
Edison International	87,900	3,851,778
Peabody Energy Corp.	88,700	8,826,537
The Mirant Corp. (a)	72,400	2,027,200
TXU Corp.	180,000	9,115,200

		30,690,813

Total Long-Term Investments (Cost $363,584,214)		443,918,262

Short-Term Investments — 18.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $80,716,994; includes $79,591,448 of cash collateral received for securities on loan) (b)(w)	80,716,994	80,716,994

Total Investments — 117.7% (Cost $444,301,208 (p))		524,635,256
Liabilities In Excess of Other Assets — (17.7)%		(78,993,524)

Net Assets — 100.0%		$445,641,732

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $76,753,426; cash collateral of $79,591,448(included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $444,502,560; accordingly, net unrealized appreciation on investments for federal income tax purposes was $80,132,696 (gross unrealized appreciation - $86,616,108; gross unrealized depreciation - $6,483,412). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Technology Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 97.6%
Common Stocks
Business Services — 6.0%
Accenture Ltd. (Class “A” Stock) *	15,500	$488,715
Automatic Data Processing, Inc.	10,300	452,582

		941,297

Computer Hardware — 7.3%
Apple Computer, Inc. *	7,600	573,876
Dell, Inc. *	11,300	331,203
Hewlett-Packard Co.	7,500	233,850

		1,138,929

Computer Services & Software — 19.4%
Adobe Systems, Inc.	13,300	528,276
Cognizant Technology Solutions Corp. *	8,600	450,382
Electronic Arts, Inc. *	7,500	409,350
EMC Corp. *	28,500	381,900
Infosys Technologies Ltd., ADR (India)	4,800	366,096
Microsoft Corp.	14,700	413,805
SAP AG, ADR (Germany)	7,500	385,275
Satyam Computer Services Ltd., ADR (India)	2,400	94,080

		3,029,164

Computers - Networking — 5.6%
Cisco Systems, Inc. *	17,500	324,975
Juniper Networks, Inc. *	13,000	235,690
Network Appliance, Inc. *	10,100	315,120

		875,785

Electronic Components & Equipment — 1.6%
Linear Technology Corp.	6,500	241,865

Electronics — 2.2%
Garmin Ltd.	5,600	348,376

Internet Services — 10.1%
Akamai Technologies, Inc. *	8,500	185,555
Checkfree Corp. *	8,000	414,560
Google, Inc. (Class “A” Stock) *	1,100	476,575
Yahoo!, Inc. *	14,500	497,930

		1,574,620

Pharmaceuticals — 7.6%
Amgen, Inc. *	4,700	342,583
Genentech, Inc. *	4,000	343,680
Teva Pharmaceutical Industries Ltd., ADR (Israel)	11,500	490,245

		1,176,508

Semiconductors — 20.8%
Advanced Mirco Devices, Inc. *	2,900	121,394
Applied Materials, Inc.	13,500	257,175
Broadcom Corp. (Class “A” Stock) *	9,200	627,440
Intel Corp.	7,700	163,779
KLA-Tencor Corp.	6,000	311,880
Marvell Technology Group Ltd. * (Bermuda)	7,000	478,940
National Semiconductor Corp.	10,000	282,100
Sirf Technology Holdings, Inc.	2,600	87,594
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	55,000	594,000
Xilinx, Inc.	11,300	318,208

		3,242,510

Telecommunications — 17.0%
Amdocs Ltd. *	12,000	386,400
Comverse Technology, Inc. *	17,000	465,630
Corning, Inc. *	26,500	645,275
Motorola, Inc.	22,500	510,975
QUALCOMM, Inc.	11,000	527,560
Scientific-Atlanta, Inc.	2,800	119,728

		2,655,568

Total Long-Term Investments (Cost $10,969,007)		15,224,622

Short-Term Investment — 3.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (Cost $537,368) (w)	537,368	537,368

Total Investments — 101.1% (Cost $11,506,375 (p))		15,761,990
Liabilities In Excess of Other Assets — (1.1)%		(169,575)

Net Assets — 100.0%		$15,592,415

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $12,089,321; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,672,669 (gross unrealized appreciation - $3,727,651; gross unrealized depreciation - $54,982). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

1

Strategic Partners Managed OTC Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 96.3%
Common Stocks
Advertising — 0.3%
Lamar Advertising Co. *	1,518	$69,707

Apparel/Shoes — 0.3%
Urban Outfitters, Inc. *	3,036	82,913

Automobile Manufacturers — 0.9%
PACCAR, Inc.	3,381	235,318

Biotechnology — 6.8%
Amgen, Inc. *	10,212	744,353
Biogen Idec, Inc. *	6,555	293,336
Chiron Corp. *	4,692	213,955
Genzyme Corp. *	5,796	411,168
MedImmune, Inc. *	4,692	160,091

		1,822,903

Broadcasting — 1.2%
Discovery Holding Co. (Class “A” Stock) *	4,209	63,808
Sirius Satellite Radio, Inc.	25,668	145,538
XM Satellite Radio Holdings, Inc. (Class “A” Stock)	4,071	106,579

		315,925

Cable Television — 0.3%
Liberty Global, Inc. (Class “A” Stock) *	4,278	91,549

Chemicals — 0.3%
Sigma-Aldrich Corp. *	1,173	76,104

Commercial Services — 1.5%
Apollo Group, Inc. (Class “A” Stock) *	3,174	176,696
Paychex, Inc.	6,417	233,258

		409,954

Computer Services & Software — 1.4%
Autodesk, Inc.	4,278	173,644
Cognizant Technology Solutions Corp. *	2,415	126,473
Red Hat, Inc. *	3,105	89,890

		390,007

Computer Software — 0.2%
Activision, Inc. *	4,347	62,336

Computers — 10.4%
Apple Computer, Inc. *	20,907	1,578,688
Dell, Inc. *	15,387	450,993
Network Appliance, Inc. *	6,900	215,280
Research in Motion Ltd. *	3,381	228,217
SanDisk Corp.	3,036	204,505
Sun Microsystems, Inc.	26,427	118,921

		2,796,604

Distribution/Wholesale — 0.7%
CDW Corp.	1,449	81,144
Fastenal Co.	2,553	97,397

		178,541

Drugs & Medicine — 0.3%
Amylin Pharmaceuticals, Inc. *	1,932	81,917

Electronic Components & Equipment — 0.7%
American Power Conversion Corp.	3,519	83,400
Cadence Design Systems, Inc. *	5,313	93,828

		177,228

Electronics — 0.8%
Flextronics International Ltd. *	11,109	116,200
Garmin Ltd.	1,794	111,605

		227,805

Entertainment & Leisure — 0.5%
Wynn Resorts Ltd. *	1,932	124,768

Food — 0.6%
Whole Foods Market, Inc.	2,346	173,299

Healthcare Services — 0.3%
Lincare Holdings, Inc.	1,656	69,983

Healthcare-Products — 0.8%
Biomet, Inc.	6,003	226,973

Internet Services — 12.7%
Amazon.Com, Inc. *	4,899	219,573
Check Point Software Technologies Ltd. *	4,278	92,576
Checkfree Corp. *	1,518	78,663
eBay, Inc. *	18,561	799,979
Expedia, Inc. *	6,072	157,993
Google, Inc. (Class “A” Stock) *	2,139	926,722
IAC/InterActiveCorp	5,934	172,205
Monster Worldwide, Inc. *	2,208	94,193
Symantec Corp. *	20,148	370,320
VeriSign, Inc. *	4,278	101,603
Yahoo!, Inc. *	12,144	417,025

		3,430,852

Machinery & Equipment — 0.4%
Joy Global, Inc.	2,139	115,592

Media — 2.1%
Comcast Corp. (Class “A” Stock)	16,974	472,217
EchoStar Communications Corp. (Class “A” Stock)	3,864	106,646

		578,863

Medical Supplies & Equipment — 0.6%
Intuitive Surgical, Inc.	621	85,481
Patterson Cos, Inc. *	2,346	81,007

		166,488

Oil & Gas — 0.4%
Patterson-UTI Energy, Inc.	3,105	116,810

Pharmaceuticals — 5.1%
Celgene Corp. *	2,967	211,102
Express Scripts, Inc.	2,346	214,166
Gilead Sciences, Inc. *	8,004	487,204
Sepracor, Inc. *	1,863	106,023
Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,625	367,684

		1,386,179

Precious Metals — 0.3%
Dentsply International, Inc.	1,311	70,401

Retail — 6.7%
Bed Bath & Beyond, Inc. *	7,107	265,873
Costco Wholesale, Inc.	4,416	220,314
PetSmart, Inc.	2,553	63,978
Ross Stores, Inc.	2,553	72,761
Sears Holdings Corp. *	2,967	360,312
Staples, Inc.	8,763	207,771
Starbucks Corp. *	19,044	603,695

		1,794,704

Semiconductors — 12.7%
Altera Corp.	9,108	175,876
Applied Materials, Inc.	14,973	285,236
ATI Technologies, Inc. *	4,416	78,826
Broadcom Corp. (Class “A” Stock) *	4,761	324,700
Intel Corp.	37,605	799,858
KLA-Tencor Corp.	4,278	222,370
Lam Research Corp.	2,484	115,332
Linear Technology Corp.	7,245	269,586
Marvell Technology Group Ltd. *	4,830	330,469
Maxim Integrated Products, Inc.	8,211	336,979
Microchip Technology, Inc.	3,105	116,469
Nvidia Corp.	2,967	133,396
Xilinx, Inc.	8,211	231,222

		3,420,319

Software — 13.8%
Adobe Systems, Inc.	10,419	413,843
BEA Systems, Inc.	7,314	75,846
Citrix Systems, Inc.	3,726	114,910
Electronic Arts, Inc. *	5,382	293,749
Fiserv, Inc. *	4,140	182,077

1

	Shares	Value

Intuit, Inc. *	4,002	$209,425
Microsoft Corp.	65,205	1,835,521
Oracle Corp. *	38,226	480,501
Pixar, Inc. *	2,139	123,591

		3,729,463

Telecommunications — 11.6%
Cisco Systems, Inc. *	39,054	725,233
Comverse Technology, Inc. *	3,726	102,055
JDS Uniphase Corp.	33,672	105,393
Juniper Networks, Inc. *	6,624	120,093
NII Holdings, Inc. *	2,622	129,684
NTL, Inc.	1,656	104,742
QUALCOMM, Inc.	35,328	1,694,331
Telefonaktiebolaget LM Ericsson, (ADR) (Sweden)	2,139	78,031
Tellabs, Inc. *	4,554	58,246

		3,117,808

Textiles — 0.6%
Cintas Corp.	3,588	152,849

Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	3,036	122,837
Expeditors International of Washington, Inc.	1,863	137,005

		259,842

Total Long-Term Investments (Cost $17,180,710)		25,954,004

Short-term Investment — 2.3%
Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $632,031) (w)	632,031	632,031

Total Investments — 98.6% (Cost $17,812,741(p))		26,586,035
Other Assets In Excess Of Liabilities(u) — 1.4%		368,449

Net Assets — 100.0%		$26,954,484

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $22,586,035; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,729,829 (gross unrealized appreciation - $3,912,091; gross unrealized depreciation - $182,262). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Other assets in excess of liabilities includes unrealized depreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at October 31, 2005	Unrealized Depreciation

Long Positions:
47	NASDAQ 100	Mar 06	$8,100,450	$8,081,650	$(18,800)

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Capital Growth Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.4%
Common Stocks
Aerospace — 4.4%
General Dynamics Corp.	124,742	$14,514,979
Lockheed Martin Corp.	111,794	7,562,864
United Technologies Corp.	111,693	6,519,521

		28,597,364

Computer Hardware — 3.7%
Apple Computer, Inc. *	315,241	23,803,848

Construction — 4.0%
KB Home	148,990	11,353,038
Lennar Corp. (Class “A” Stock) (a)	181,346	11,345,006
Toll Brothers, Inc. *	98,922	3,363,348

		26,061,392

Consumer Products & Services — 4.8%
Procter & Gamble Co.	523,439	31,003,292

Entertainment & Leisure — 1.7%
Wynn Resorts Ltd. *(a)	175,000	11,301,500

Financial - Bank & Trust — 3.5%
UBS AG, ADR (Switzerland)	206,137	22,427,706

Financial Services — 10.8%
Chicago Mercantile Exchange Holdings, Inc. (a)	48,339	20,459,482
Countrywide Financial Corp.	102,664	3,433,084
Goldman Sachs Group, Inc.	31,359	4,429,459
Lehman Brothers Holdings, Inc.	150,774	21,176,208
SLM Corp.	373,511	20,901,675

		70,399,908

Health Care Services — 9.6%
Quest Diagnostics, Inc.	236,172	11,673,982
UnitedHealth Group, Inc.	852,322	50,644,973

		62,318,955

Hotels & Motels — 4.6%
Four Seasons Hotels, Inc. (Canada) (a)	281,463	16,217,898
MGM Mirage, Inc. *	363,037	13,454,151

		29,672,049

Insurance — 1.0%
Progressive Corp.	63,153	6,633,591

Machinery & Equipment — 3.8%
Caterpillar, Inc. *	364,581	24,755,050

Manufacturing — 0.3%
Coach, Inc. *	61,720	2,218,834

Medical Supplies & Equipment — 4.2%
Genzyme Corp. *(a)	91,170	6,467,600
Medtronic, Inc.	176,650	9,975,425
Zimmer Holdings, Inc. *	157,665	10,871,002

		27,314,027

Metals & Mining — 1.3%
Companhia Vale Do Rio Doce, ADR (Brazil)	125,048	6,411,211
Peabody Energy Corp.	22,796	2,268,430

		8,679,641

Oil & Gas — 5.1%
Halliburton Co.	175,157	13,933,739
Schlumberger Ltd.	106,339	13,552,906
Transocean, Inc. (Cayman Islands) *	72,156	5,855,459

		33,342,104

Pharmaceuticals — 7.5%
Amylin Pharmaceuticals, Inc. *(a)	142,061	6,023,386
Genentech, Inc. *	497,032	42,704,990

		48,728,376

Railroads — 4.0%
Burlington Northern Santa Fe Corp.	189,934	15,217,512
Union Pacific Corp.	124,703	11,031,227

		26,248,739

Real Estate Investment Trust — 0.8%
St. Joe Co. (The) (a)	83,440	5,294,268

Restaurants — 4.0%
Starbucks Corp. *	359,204	11,386,767
Yum! Brands, Inc.	295,448	14,615,812

		26,002,579

Retail & Merchandising — 8.6%
CVS Corp.	198,830	5,519,521
Home Depot, Inc.	189,308	7,676,439
Lowe’s Cos., Inc.	432,915	27,511,748
Target Corp.	251,330	13,760,318
Walgreen Co.	39,354	1,703,241

		56,171,267

Semiconductors — 0.4%
Broadcom Corp. (Class “A” Stock) *	35,060	2,391,092

Telecommunications — 6.8%
America Movil, ADR (Mexico) Series L	252,739	8,524,887
Motorola, Inc.	783,927	17,802,982
QUALCOMM, Inc.	375,952	18,030,658

		44,358,527

Transportation — 4.5%
FedEx Corp.	291,784	29,513,952

Total Long-Term Investments (Cost $434,236,951)		647,238,061

Short-Term Investment — 8.9%
Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $57,816,474; includes $51,277,163 of cash collateral received for securities on loan) (b)(w)	57,816,474	57,816,474

Total Investments — 108.3% (Cost $492,053,425(p))		705,054,535
Liabilities In Excess of Other Assets — (8.3)%		(53,762,586)

Net Assets — 100.0%		$651,291,949

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $49,923,960; cash collateral of $51,277,163 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $494,049,530; accordingly, net unrealized appreciation on investments for federal income tax purposes was $211,005,005 (gross unrealized appreciation - $212,179,359; gross unrealized depreciation - $1,174,354). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

1

Strategic Partners Concentrated Growth Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 99.3%
Common Stocks
Beverages — 3.8%
PepsiCo, Inc.	201,770	$11,537,209

Broadcast & Cable/Satellite TV — 5.7%
Clear Channel Communications, Inc.	110,970	3,248,092
Univision Communications, Inc. (Class “A” Stock) * (a)	434,747	13,842,344

		17,090,436

Broadcasting & Cable/Satellite TV —1.6%
CBS Corp. (Class “B” Stock)	90,035	2,352,614
XM Satellite Radio Holdings, Inc. (Class “A” Stock)	99,260	2,598,627

		4,951,241

Commercial Services — 7.6%
McGraw-Hill Cos., Inc.	355,380	18,138,595
Moody’s Corp.	77,080	4,880,706

		23,019,301

Computer Hardware — 1.0%
Dell, Inc. *	99,400	2,913,414

Computer Services — 5.7%
First Data Corp.	377,900	17,043,290

Computer Software — 7.2%
Electronic Arts, Inc. *	144,620	7,893,360
Microsoft Corp.	494,416	13,917,810

		21,811,170

Financials — 2.9%
Schwab, (Charles) Corp.	598,690	8,854,625

Food — 1.5%
Wrigley, (Wm., Jr.) Co. *	73,100	4,675,476

Gaming/Lodging — 7.6%
Carnival Corp.	110,510	5,719,998
Cendant Corp.	388,490	6,503,322
Harrah’s Entertainment, Inc.	147,390	10,847,904

		23,071,224

Internet & Online — 2.4%
Google, Inc. (Class “A” Stock) *	10,780	4,670,435
Yahoo!, Inc. *	77,500	2,661,350

		7,331,785

Medical Supplies & Equipment — 6.2%
Medtronic, Inc.	139,850	7,897,329
Stryker Corp.	158,600	7,914,140
Zimmer Holdings, Inc. * (a)	42,890	2,957,266

		18,768,735

Movies & Entertainment — 4.3%
Time Warner, Inc. *	315,126	5,524,159
Viacom, Inc. (Class “B” Stock) *	181,395	7,524,265

		13,048,423

Networking/Telecom Equipment — 2.6%
Cisco Systems, Inc. *	418,100	7,764,117

Oil & Gas — 3.0%
Suncor Energy, Inc.	114,510	9,174,541

Oil Well Services & Equipment — 8.2%
Baker Hughes, Inc.	78,010	6,041,095
Schlumberger Ltd. (a)	145,620	18,559,269

		24,600,364

Pharmacy Benefit Manager — 4.7%
Caremark Rx, Inc. *	168,710	8,317,403
Medco Health Solutions, Inc. *	106,780	5,776,798

		14,094,201

Retailing — 4.4%
Lowe’s Cos., Inc.	117,920	7,493,816
Target Corp.	105,440	5,772,840

		13,266,656

Semiconductors — 5.6%
Linear Technology Corp.	153,690	5,718,805
Qualcomm, Inc.	230,960	11,076,841

		16,795,646

Specialty Finance — 9.1%
American Express Co.	109,650	5,751,143
Freddie Mac	318,500	21,613,410

		27,364,553

Telecommunications — 4.1%
American Tower Corp. (Class “A” Stock) (a)	202,970	6,279,892
Crown Castle International Corp. * (a)	192,110	6,076,439

		12,356,331

Total Long-Term Investments (Cost $240,222,335)		299,532,739

Short-Term Investment — 12.0%
Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $36,157,819; includes $36,005,526 of cash collateral received for securities on loan) (b)(w)	36,157,819	36,157,819

Total Investments — 111.3% (Cost $276,380,154(p))		335,690,558
Liabilities In Excess of Other Assets — (11.3)%		(34,206,895)

Net Assets — 100.0%		$301,483,663

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $34,819,511; cash collateral of $36,005,526 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $279,586,362; accordingly, net unrealized appreciation on investments for federal income tax purposes was $56,104,196 (gross unrealized appreciation - $65,891,831; gross unrealized depreciation - $9,787,635). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

1

Strategic Partners Core Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 98.9%
Common Stocks
Advertising — 0.4%
Interpublic Group of Cos., Inc. (The) *	20,700	$209,070

Aerospace — 2.0%
Boeing Co.	6,100	416,691
Goodrich Corp.	8,975	353,346
Northrop Grumman Corp.	2,600	161,538

		931,575

Automotive Parts — 1.6%
American Axle & Manufacturing Holdings, Inc.	3,700	68,783
Autoliv, Inc.	3,500	171,465
BorgWarner, Inc.	4,000	220,520
Cooper Tire & Rubber Co.	5,600	83,944
Lear Corp.	3,225	81,754
Magna International, Inc. (Class “A” Stock)	1,700	125,800

		752,266

Beverages — 1.7%
Coca-Cola Co.	11,700	484,146
Molson Coors Brewing Co. (Class “B” Stock)	1,000	62,500
PepsiCo, Inc.	4,700	268,746

		815,392

Broadcasting — 0.7%
CBS Corp. (Class “B” Stock)	1,100	28,743
Viacom, Inc. (Class “B” Stock) *	6,800	282,064

		310,807

Building Materials — 0.5%
Martin Marietta Materials, Inc.	1,600	135,648
Vulcan Materials Co.	1,400	100,632

		236,280

Cable Television — 0.8%
Comcast Corp. (Class “A” Stock) *	13,500	375,570

Chemicals — 0.9%
DuPont, (E.I.) de Nemours & Co.	1,100	43,065
Lubrizol Corp. (The)	3,900	178,386
PPG Industries, Inc.	3,200	190,400

		411,851

Clothing & Apparel — 0.7%
Jones Apparel Group, Inc.	7,000	218,960
VF Corp.	1,900	105,412

		324,372

Computer Hardware — 2.8%
Hewlett-Packard Co.	36,500	1,138,070
International Business Machines Corp.	2,000	162,600

		1,300,670

Computer Services & Software — 1.4%
Electronic Data Systems Corp.	15,400	387,926
Microsoft Corp.	10,300	289,945

		677,871

Conglomerates — 4.7%
Altria Group, Inc.	14,100	1,019,994
General Electric Co.	28,400	930,100
Textron, Inc.	3,500	295,610

		2,245,704

Consumer Products & Services — 1.2%
Clorox Co.	5,600	335,160
UST, Inc.	5,800	225,852

		561,012

Containers & Packaging — 0.8%
Owens-Illinois, Inc. *	10,450	229,795
Smurfit-Stone Container Corp. *	12,550	160,515

		390,310

Electronic Components & Equipment — 1.8%
Agere Systems, Inc. *	11,900	147,679
Arrow Electronics, Inc. *	3,900	134,004
Celestica, Inc. *	13,000	129,740
Flextronics International Ltd. * (Singapore)	13,800	144,348
Sanmina-SCI Corp. *	35,100	147,771
Solectron Corp. *	36,500	139,430

		842,972

Entertainment & Leisure — 1.8%
Disney, (Walt) Co.	1,900	48,089
Mattel, Inc.	4,000	66,000
Time Warner, Inc.	42,300	741,519

		855,608

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)	1,800	106,128

Financial - Bank & Trust — 10.4%
Bank of America Corp.	38,000	1,680,740
BB&T Corp.	4,600	179,584
Comerica, Inc.	5,675	314,792
Huntington Bancshares, Inc.	13,300	308,560
National City Corp.	10,925	373,416
SunTrust Banks, Inc.	4,200	300,090
U.S. Bancorp	10,300	308,073
Wachovia Corp.	17,861	979,319
Wells Fargo & Co.	7,800	486,408

		4,930,982

Financial Services — 15.8%
Citigroup, Inc.	47,900	2,231,182
Fannie Mae	12,225	708,316
Freddie Mac	5,900	400,374
Goldman Sachs Group, Inc.	700	98,875
J.P. Morgan Chase & Co.	27,300	1,085,175
KeyCorp	10,450	369,826
Lehman Brothers Holdings, Inc.	2,900	407,305
Mellon Financial Co.	10,800	380,916
Merrill Lynch & Co., Inc.	7,400	555,518
Morgan Stanley Dean Witter & Co.	6,800	417,860
PNC Financial Services Group, Inc.	2,500	162,150
Waddell & Reed Financial, Inc. (Class “A” Stock)	4,300	95,804
Washington Mutual, Inc.	13,012	550,668

		7,463,969

Food — 1.3%
Safeway, Inc.	9,000	210,960
Sara Lee Corp.	8,800	160,864
Unilever NV (Netherlands)	3,600	252,720

		624,544

Healthcare Services — 0.5%
HCA, Inc.	2,200	107,976
Medco Health Solutions, Inc. *	2,700	146,070

		254,046

Healthcare Providers & Services — 0.1%
Tenet Healthcare Corp. *	6,350	46,165

Industrial Products — 1.2%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	1,600	130,640
Crane Co.	4,400	164,208
SPX Corp.	5,400	257,634

		552,482

Insurance — 8.2%
ACE Ltd. (Cayman Island)	2,500	136,875
Allstate Corp.	900	46,845
American International Group, Inc.	8,800	576,048
Chubb Corp.	4,300	405,705
Genworth Financial, Inc. (Class “A” Stock)	10,800	353,808
Hartford Financial Services Group, Inc. (The)	6,600	542,718
MetLife, Inc.	7,400	371,184

1

	Shares	Value

MGIC Investment Corp.	1,700	$112,217
PartnerRe Ltd. (Bermuda)	400	24,712
RenaissanceRe Holdings Ltd. (Bermuda)	4,800	217,488
St. Paul Travelers Cos., Inc. (The)	12,317	558,945
Torchmark Corp.	850	47,685
UnumProvident Corp.	12,600	256,158
XL Capital Ltd. (Class “A” Stock) (Cayman Islands)	3,100	209,746

		3,860,134

Machinery & Equipment — 0.8%
Eaton Corp.	5,500	364,100

Medical Supplies & Equipment — 0.5%
AmerisourceBergen Corp.	5,600	244,384

Oil & Gas — 14.7%
BP PLC, ADR (United Kingdom)	4,300	310,933
ChevronTexaco Corp.	15,900	944,142
ConocoPhillips	10,600	685,820
Diamond Offshore Drilling, Inc.	5,200	441,324
Exxon Mobil Corp.	49,650	3,115,537
GlobalSantaFe Corp.	7,400	451,770
Marathon Oil Corp.	4,000	307,480
Occidental Petroleum Corp.	3,300	322,443
Rowan Cos., Inc.	7,800	349,674

		6,929,123

Paper & Forest Products — 0.4%
Temple-Inland, Inc.	4,100	192,290

Pharmaceuticals — 5.3%
Bristol-Meyers Squibb Co.	3,800	86,602
Lilly, (Eli) & Co.	5,000	283,100
Merck & Co., Inc.	22,500	776,250
Pfizer, Inc.	52,500	1,348,200

		2,494,152

Railroads — 1.4%
CSX Corp.	8,300	444,299
Norfolk Southern Corp.	4,000	199,360

		643,659

Restaurants — 1.1%
McDonald’s Corp.	15,000	525,150

Retail & Merchandising — 3.4%
Kroger Co. (The) *	20,200	371,680
Limited Brands, Inc.	14,600	345,436
Office Depot, Inc. *	14,600	483,990
SUPERVALU, Inc.	6,600	210,738
Target Corp.	4,000	219,000

		1,630,844

Semiconductors — 0.4%
Intel Corp.	10,000	212,700

Telecommunications — 7.4%
ADC Telecommunications, Inc. *	8,628	218,806
American Tower Corp. (Class “A” Stock)	2,200	68,068
AT&T, Inc.	15,100	391,845
BellSouth Corp.	10,900	313,593
Corning, Inc. *	8,100	197,235
Crown Castle International Corp. *	10,200	322,626
Nokia Corp. (Class “A” Stock), ADR (Finland)	14,800	272,024
Sprint Corp.	28,450	651,221
Tellabs, Inc. *	11,700	149,643
Verizon Communications, Inc.	29,350	929,221

		3,514,282

Utilities — 2.0%
American Electric Power Co., Inc.	9,775	364,803
Constellation Energy Group, Inc.	3,100	180,637
Entergy Corp.	5,100	354,501
Wisconsin Energy Corp.	400	16,604
Xcel Energy, Inc.	2,600	50,492

		967,037

Total Long-Term Investments (Cost $37,741,659)		46,797,501

Short-Term Investment — 1.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $652,135) (w)	652,135	652,135

Total Investments — 100.3% (Cost $38,393,794(p))		47,449,636
Liabilities In Excess of Other Assets — (0.3)%		(154,068)

Net Assets — 100.0%		$47,295,568

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $38,394,754; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,054,882 (gross unrealized appreciation - $10,553,729; gross unrealized depreciation - $1,498,847). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Large Cap Core Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 100.3%
Common Stocks
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The) *	13,110	$132,411

Aerospace — 2.5%
Boeing Co. *	25,300	1,728,243
Goodrich Corp.	7,500	295,275
Lockheed Martin Corp.	10,200	690,030
Northrop Grumman Corp.	14,400	894,672

		3,608,220

Automobile Manufacturers — 0.9%
Ford Motor Co.	70,400	604,032
General Motors Corp. (a)	26,300	632,778

		1,236,810

Automotive Parts — 0.4%
BorgWarner, Inc.	6,950	383,154
Dana Corp.	25,900	126,133

		509,287

Beverages — 1.3%
Coca-Cola Co.	19,500	806,910
PepsiCo, Inc.	18,234	1,042,620

		1,849,530

Broadcasting — 0.7%
CBS Corp. (Class “B” Stock)	7,966	208,151
Univision Communications, Inc. (Class “A” Stock) *	16,990	540,962
Viacom, Inc. (Class “B” Stock) *	7,966	330,430

		1,079,543

Building Materials — 0.6%
American Standard Cos., Inc.	15,000	540,000
Masco Corp.	12,310	364,992

		904,992

Cable Television — 0.4%
Comcast Corp. (Class “A” Stock) (a)	22,200	617,604

Chemicals — 1.3%
Ashland, Inc.	7,900	520,768
Dow Chemical Co.	6,800	287,640
DuPont, (E.I.) de Nemours & Co.	6,000	234,900
Lubrizol Corp.	11,450	523,723
PPG Industries, Inc.	6,300	374,850

		1,941,881

Clothing & Apparel — 0.4%
VF Corp.	10,912	605,398

Communication Equipment — 2.5%
Cisco Systems, Inc. *	16,250	301,763
Corning, Inc. *	39,600	964,260
Motorola, Inc.	30,700	697,197
QUALCOMM, Inc.	27,950	1,340,482
Tellabs, Inc. *	20,300	259,637

		3,563,339

Computer Hardware — 4.2%
Apple Computer, Inc. *	15,090	1,139,446
Dell, Inc. *	56,000	1,641,360
Hewlett-Packard Co.	58,625	1,827,927
International Business Machines Corp.	18,370	1,493,481

		6,102,214

Computer Services & Software — 5.0%
Autodesk, Inc.	12,500	507,375
Electronic Data Systems Corp.	19,000	478,610
EMC Corp. *	58,470	783,498
Microsoft Corp.	135,300	3,808,695
Oracle Corp. *	72,100	906,297
Tech Data Corp. *	11,200	461,776
Unisys Corp. *	49,150	328,813

		7,275,064

Conglomerates — 5.3%
General Electric Co.	174,900	5,727,975
Honeywell International, Inc.	6,000	230,520
Textron, Inc.	6,900	582,774
Tyco International Ltd.	42,490	1,106,864

		7,648,133

Construction — 0.5%
Centex Corp.	6,600	471,174
Pulte Homes, Inc.	8,000	319,200

		790,374

Consumer Products & Services — 4.1%
Colgate-Palmolive Co. (a)	27,670	1,518,806
Fortune Brands, Inc.	7,100	532,216
Procter & Gamble Co.	63,460	3,758,736
Whirlpool Corp.	2,600	209,768

		6,019,526

Containers & Packaging — 0.2%
Sonoco Products Co.	9,900	306,603

Education — 0.2%
Strayer Education, Inc. (a)	3,900	345,384

Electronic Components & Equipment — 1.0%
Agere Systems, Inc. *	6,700	83,147
Arrow Electronics, Inc. * (a)	6,500	223,340
Emerson Electric Co.	3,000	232,350
Flextronics International Ltd. *	9,700	101,462
Hubbell, Inc. (Class “B” Stock) (a)	6,000	269,700
Solectron Corp. *	95,600	365,192
Vishay Intertechnology, Inc. *	9,500	150,385

		1,425,576

Energy - Energy Resources — 0.3%
Noble Energy, Inc.	8,600	398,008

Entertainment & Leisure — 1.9%
Carnival Corp. (a)	8,600	445,136
Disney, (Walt) Co.	25,360	641,862
Time Warner, Inc. * (a)	99,500	1,744,235

		2,831,233

Farming & Agriculture — 0.3%
Bunge Ltd. (Bermuda)	8,400	495,264

Financial - Bank & Trust — 5.6%
Bank of America Corp.	79,704	3,525,308
Comerica, Inc. (a)	9,500	526,965
Commerce Bancorp, Inc. (a)	15,600	521,664
Huntington Bancshares, Inc. (a)	5,000	116,000
National City Corp. (a)	29,300	1,001,474
SunTrust Banks, Inc.	9,200	657,340
Wachovia Corp. (a)	28,900	1,584,587
Wells Fargo & Co.	4,360	271,890

		8,205,228

Financial Services — 11.1%
American Express Co.	7,180	376,591
Citigroup, Inc.	94,273	4,391,236
Fannie Mae	22,425	1,299,305
Franklin Resources, Inc.	4,400	433,400
Goldman Sachs Group, Inc.	3,880	548,050
JP Morgan Chase & Co.	67,542	2,684,794
KeyCorp	15,900	562,701
Legg Mason, Inc.	4,400	570,680
Lehman Brothers Holdings, Inc.	2,670	375,002
Merrill Lynch & Co., Inc.	29,500	2,214,565
Morgan Stanley Dean Witter & Co.	21,200	1,302,740
PNC Financial Services Group, Inc.	7,700	499,422
Washington Mutual, Inc.	22,500	952,200

		16,210,686

Food — 0.7%
Albertson’s, Inc.	2,500	62,875
Archer-Daniels-Midland Co.	11,438	360,297
Wrigley, (Wm., Jr.) Co.	8,800	562,848

		986,020

1

	Shares	Value

Health Care Services — 2.4%
Caremark Rx, Inc. *	24,800	$1,222,640
UnitedHealth Group, Inc.	39,200	2,329,264

		3,551,904

Industrial Products — 0.7%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	5,800	473,570
Ingersoll-Rand Co. Ltd. (Class “A” Stock)	12,000	471,240

		944,810

Insurance — 6.2%
ACE Ltd. (Cayman Islands)	12,600	689,850
AFLAC, Inc.	6,200	291,090
American International Group, Inc.	53,699	3,515,137
Axis Capital Holdings Ltd. (Bermuda)	16,150	482,885
Chubb Corp. (a)	4,475	422,216
Hartford Financial Services Group, Inc. (The)	3,200	263,136
Lincoln National Corp.	13,000	708,890
Loews Corp. *	6,700	661,223
St. Paul Travelers Cos., Inc. (The)	20,697	939,230
UnumProvident Corp.	25,100	510,283
XL Capital Ltd. (Class “A” Stock)	7,500	507,450

		8,991,390

Internet Services — 2.5%
eBay, Inc. *	38,430	1,656,333
Google, Inc. (Class “A” Stock) *	900	389,925
McAfee, Inc. *	15,200	352,488
Yahoo!, Inc. *	37,130	1,275,044

		3,673,790

Machinery & Equipment — 0.4%
Eaton Corp.	8,000	529,600

Medical Supplies — 0.3%
Dade Behring Holdings, Inc.	9,400	367,822

Medical Supplies & Equipment — 2.5%
Abbott Laboratories	18,000	776,700
Alcon, Inc. (Switzerland)	4,800	614,016
Amgen, Inc. * (a)	22,980	1,675,012
St. Jude Medical, Inc. *	11,000	540,430

		3,606,158

Metals & Mining — 0.1%
Alcan, Inc. (Canada)	3,700	180,523
Novelis, Inc. (Canada)	740	14,193

		194,716

Oil & Gas — 8.4%
Baker Hughes, Inc.	6,100	472,384
BP PLC, ADR (United Kingdom) (a)	5,495	397,343
ChevronTexaco Corp.	24,294	1,442,578
Diamond Offshore Drilling, Inc. (a)	5,000	424,350
El Paso Corp.	14,900	200,554
EOG Resources, Inc.	5,790	489,487
Exxon Mobil Corp.	79,400	4,982,350
FMC Technologies, Inc. *	6,000	310,920
GlobalSantaFe Corp.	7,700	470,085
Halliburton Co.	3,000	238,650
Nabors Industries Ltd. (Bermuda) * (a)	10,100	820,625
Noble Corp. (Cayman Islands) (a)	8,620	693,393
Occidental Petroleum Corp. (a)	3,900	381,069
Transocean, Inc. (Cayman Islands) * (a)	6,340	514,491
Valero Energy Corp.	5,600	349,608

		12,187,887

Personal Services — 0.3%
Apollo Group, Inc. (Class “A” Stock) * (a)	7,300	406,391

Pharmaceuticals — 7.0%
Bristol-Meyers Squibb Co.	18,400	419,336
Forest Laboratories, Inc. *	16,150	747,422
Genentech, Inc. *	4,500	386,640
Gilead Sciences, Inc. *	21,440	1,305,053
Johnson & Johnson	23,295	1,340,394
Lilly, (Eli) & Co.	36,360	2,058,703
MedImmune, Inc. *	15,200	518,624
Merck & Co., Inc.	47,300	1,631,850
Pfizer, Inc.	53,580	1,375,935
Wyeth	10,080	466,200

		10,250,157

Printing & Publishing — 0.2%
Donnelley, (R.R.) & Sons Co.	7,300	237,980

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	4,100	328,492
CSX Corp.	12,300	658,419

		986,911

Restaurants — 0.8%
McDonald’s Corp.	34,700	1,214,847

		1,214,847

Retail & Merchandising — 5.3%
Home Depot, Inc.	51,700	2,096,435
Limited Brands, Inc.	18,500	437,710
Lowe’s Cos., Inc.	27,300	1,734,915
SUPERVALU, Inc.	7,400	236,282
Target Corp.	34,770	1,903,657
Wal-Mart Stores, Inc.	8,370	385,941
Whole Foods Market, Inc.	7,500	554,025
Williams-Sonoma, Inc. * (a)	9,900	393,822

		7,742,787

Semiconductors — 3.0%
Avnet, Inc. *	9,700	237,165
Broadcom Corp. (Class “A” Stock) *	14,050	958,210
Intel Corp.	58,500	1,244,295
Marvell Technology Group Ltd. *	10,470	716,357
Texas Instruments, Inc.	39,020	1,140,555

		4,296,582

Software — 1.0%
Electronic Arts, Inc. *	20,380	1,112,340
Fiserv, Inc. *	8,300	365,034

		1,477,374

Telecommunications — 2.2%
AT&T, Inc.	23,000	596,850
Sprint Corp.	58,895	1,348,107
Verizon Communications, Inc.	37,672	1,192,695

		3,137,652

Tobacco — 2.7%
Altria Group, Inc.	41,860	3,028,152
Reynolds America, Inc. (a)	8,500	859,605

		3,887,757

Transportation — 1.1%
FedEx Corp.	2,900	293,335
United Parcel Service, Inc. (Class “B” Stock)	18,300	1,370,853

		1,664,188

Utilities — 1.0%
DTE Energy Co.	9,500	400,900
Entergy Corp.	1,210	84,107
Exelon Corp.	6,360	365,191
Progress Energy, Inc.	6,200	270,444
Sempra Energy *	6,100	293,105

		1,413,747

Total Long-Term Investments (Cost $118,468,719)		145,852,778

Short-Term Investment — 11.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $16,873,077; includes $16,454,992 of cash collateral received for securities on loan) (b)(w)	16,873,077	16,873,077

2

Strategic Partners Large Cap Core Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

Total Investments — 111.9% (Cost $135,341,796(p))	162,725,855
Liabilities In Excess of Other Assets — (11.9)%	(17,250,574)

Net Assets — 100.0%	$145,475,281

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $16,115,998; cash collateral of $16,454,992 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $136,176,655; accordingly, net unrealized appreciation on investments for federal income tax purposes was $26,549,200 (gross unrealized appreciation - $31,313,971; gross unrealized depreciation - $4,764,771). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

3

Strategic Partners Equity Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 100.1%
Common Stocks
Aerospace & Defense — 3.4%
Honeywell International, Inc.	69,800	$2,681,716
Lockheed Martin Corp.	20,300	1,373,295
Raytheon Co.	39,500	1,618,315
United Technologies Corp.	79,800	4,657,926

		10,331,252

Automobile Manufacturers — 0.3%
General Motors Corp. (a)	36,900	887,814

Banks — 0.9%
Bank of New York Co., Inc. (The)	27,500	874,775
Northern Trust Corp.	36,720	1,917,151

		2,791,926

Beverages — 1.3%
Anheuser-Busch Cos., Inc.	41,500	1,719,760
Coca-Cola Co.	55,000	2,275,900

		3,995,660

Building Materials — 0.3%
American Standard Cos., Inc.	22,500	810,000

Chemicals — 0.9%
Dow Chemical Co.	23,200	981,360
E.I. Du Pont de Nemours & Co.	43,875	1,717,706

		2,699,066

Commercial Services — 0.7%
Waste Management, Inc.	66,500	2,100,070

Computer Services & Software — 6.5%
Fiserv, Inc. *	24,000	1,055,520
Hewlett-Packard Co.	48,200	1,502,876
International Business Machines Corp.	85,500	6,951,150
Microsoft Corp.	305,606	8,602,809
Oracle Corp. *	108,900	1,368,873

		19,481,228

Computers — 0.8%
EMC Corp. *	168,800	2,261,920

Conglomerates — 0.5%
Tyco International Ltd.	56,700	1,477,035

Consumer Products & Services — 3.0%
Avon Products, Inc.	53,850	1,525,032
Colgate-Palmolive Co. (a)	13,000	713,570
Fortune Brands, Inc.	43,400	3,253,264
Newell Rubbermaid, Inc. (a)	69,600	1,645,344
Procter & Gamble Co.	32,500	1,924,975

		9,062,185

Distribution/Wholesale — 0.1%
Building Material Holding Corp. (a)	3,400	269,178

Entertainment & Leisure — 0.3%
Carnival Corp. (a)	16,600	859,216

Financial - Bank & Trust — 6.5%
Bank of America Corp.	170,800	7,554,484
Fifth Third Bancorp	53,800	2,021,266
Goldman Sachs Group, Inc.	9,378	1,324,643
Mellon Financial Corp.	59,300	2,091,511
State Street Corp.	39,200	2,370,032
U.S. Bancorp	88,800	2,656,008
Wachovia Corp. (a)	25,000	1,370,750

		19,388,694

Financial Services — 12.4%
American Express Co.	28,800	1,510,560
Ameriprise Financial, Inc.	31,440	1,279,293
Citigroup, Inc.	192,477	8,965,579
Fannie Mae	135,239	7,835,748
JPMorgan Chase & Co.	276,400	10,986,900
Merrill Lynch & Co., Inc.	44,120	3,312,088
Morgan Stanley Dean Witter & Co.	33,971	2,087,518
Schwab, (Charles) Corp.	85,500	1,264,545

		37,242,231

Foods — 0.9%
Campbell Soup Co.	45,100	1,349,843
General Mills, Inc.	25,200	1,224,972

		2,574,815

Healthcare Services — 1.6%
Health Management Associates, Inc. (Class “A” Stock)	35,000	735,700
WellPoint, Inc. *	54,400	4,177,920

		4,913,620

Hotels & Motels — 0.1%
Hilton Hotels Corp.	7,700	191,961

Insurance — 8.0%
ACE Ltd.	58,500	3,202,875
American International Group, Inc.	132,179	8,652,437
Axis Capital Holdings Ltd. (Bermuda)	84,979	2,540,872
Genworth Financial, Inc. (Class “A” Stock)	27,000	884,520
Hartford Financial Service Group, Inc.	19,300	1,587,039
Lincoln National Corp.	14,300	779,779
Marsh & McLennan Cos., Inc. (a)	108,200	3,288,198
Metlife, Inc. (a)	17,500	877,800
St. Paul Travelers Cos., Inc. (The)	45,900	2,082,942

		23,896,462

Media — 9.6%
CBS Corp. (Class “B” Stock)	85,000	2,221,050
Comcast Corp. (Special Class “A” Stock) *(a)	114,100	3,162,852
Dow Jones & Co., Inc.	31,600	1,201,116
Liberty Media Corp. (Class “A” Stock) *	267,500	2,236,300
New York Times Co. (Class “A” Stock) (a)	52,700	1,491,410
News Corp., (Class “A” Stock)	265,300	4,181,128
Time Warner, Inc. *(a)	468,100	8,205,793
Viacom, Inc. (Class “B” Stock) *	89,000	3,691,720
Walt Disney Co. (The)	73,600	1,862,816
Westwood One, Inc. *	40,000	599,600

		28,853,785

Medical Supplies & Equipment — 1.1%
Boston Scientific Corp. *(a)	63,500	1,388,745
Forest Laboratories, Inc. *	40,045	1,853,283

		3,242,028

Metals & Mining — 0.4%
Nucor Corp.	14,200	1,196,066

Oil & Gas — 14.4%
Air Products & Chemicals, Inc.	79,300	4,892,017
Amerada Hess Corp.	14,100	2,182,680
Apache Corp.	6,516	492,153
Baker Hughes, Inc.	67,295	5,211,325
Chevron Corp.	115,600	6,864,328
ConocoPhillips	35,701	2,309,855
Exxon Mobil Corp.	119,362	7,489,966
Marathon Oil Corp. (a)	7,900	607,273
Nabors Industries Ltd. *(a)	31,500	2,559,375
NiSource, Inc. *	97,300	1,997,569
Noble Energy, Inc.	51,051	2,362,640
Royal Dutch Shell PLC, ADR (United Kingdom)	23,800	1,621,018
Total SA, ADR (France)	32,300	4,468,059

		43,058,258

Paper & Forest Products — 1.0%
Bowater, Inc.	26,000	710,840
International Paper Co. (a)	67,100	2,189,473

		2,900,313

Pharmaceuticals — 4.6%
Bristol-Meyers Squibb Co.	62,600	1,426,654
Eli Lilly & Co.	22,000	1,245,640
Johnson & Johnson	29,200	1,680,168
Merck & Co., Inc.	81,600	2,815,200
Pfizer, Inc.	133,530	3,429,050

1

	Shares	Value

Schering-Plough Corp.	73,700	$1,411,355
Wyeth	37,700	1,743,625

		13,751,692

Restaurants — 0.4%
McDonald’s Corp.	37,500	1,312,875

Retail & Merchandising — 3.3%
Home Depot, Inc.	171,900	6,970,545
Lowe’s Cos., Inc.	1,400	88,970
RadioShack Corp.	53,400	1,185,480
Wal-Mart Stores, Inc.	38,900	1,793,679

		10,038,674

Semi - Conductors — 0.4%
Intel Corp.	34,100	725,307
Texas Instruments, Inc.	15,669	458,005

		1,183,312

Telecommunications and Telecom Equipment — 5.3%
Alltel Corp.	21,900	1,314,657
AT&T, Inc.	171,300	4,445,235
BellSouth Corp. (a)	47,500	1,366,575
Cisco Systems, Inc. *	84,300	1,565,451
Juniper Networks, Inc. *	35,721	647,622
Motorola, Inc.	23,500	533,685
Qwest Communications International, Inc. *	222,600	1,340,052
Sprint Nextel Corp.	89,500	2,048,655
Verizon Communications, Inc.	79,126	2,505,129

		15,767,061

Tobacco — 2.1%
Altria Group, Inc. *	55,400	4,007,636
Loews Corp. - Carolina Group	32,000	1,475,840
Reynolds, (R.J.) Tobacco Holdings, Inc. (a)	9,500	960,735

		6,444,211

Transportation — 3.0%
Union Pacific Corp.	60,904	5,387,568
United Parcel Service, Inc. (Class “B” Stock)	49,000	3,670,590

		9,058,158

Utilities — 6.0%
Duke Energy Corp.	86,200	2,443,770
Emerson Electric Co.	35,000	2,710,750
FirstEnergy Corp. (a)	65,275	3,270,278
General Electric Co.	256,650	8,405,287
Illinois Tool Works, Inc. (a)	12,000	1,011,480

		17,841,565

Total Long-Term Investments (Cost $251,982,328)		299,882,331

	Shares	Value

Short-Term Investments — 11.5%
Affiliated Money Market Mutual Fund — 11.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $34,509,462; includes $33,003,179 of cash collateral for securities on loan) (b)(w)	34,509,462	$34,509,462

	Principal Amount (000)

U.S. Treasury Obligation
U.S. Treasury Bills
4.245%, 03/30/06 (cost $99,328)	$100	99,339

Total Short-Term Investments (Cost $34,608,790)		34,608,801

Total Investments — 111.6% (Cost $286,591,118 (p))		$334,491,132
Liabilities In Excess of Other Assets — (11.6)%		(34,814,376)

Net Assets — 100.0%		$299,676,756

The following abbreviations and annotations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $32,100,685; cash collateral of $33,003,179 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)

The United States federal income tax basis of the Fund’s investments was $289,019,548; accordingly, net unrealized appreciation on investments for federal income tax purposes was $45,471,584 (gross unrealized appreciation - $49,860,938; gross unrealized depreciation - $4,389,354). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

Strategic Partners Balanced Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Shares	Value

Long-Term Investments — 100.3%
Common Stocks — 61.8%
Aerospace — 0.5%
Boeing Co. *	1,827	$124,803
Lockheed Martin Corp.	6,268	424,030

		548,833

Airlines — 0.1%
Southwest Airlines Co.	3,451	56,803

Automobile Manufacturers — 0.5%
Ford Motor Co.	36,592	313,959
Navistar International Corp. *	7,710	209,712

		523,671

Automotive Parts — 0.9%
Goodyear Tire & Rubber Co.(The) *	38,708	605,393
TRW Automotive Holdings Corp. *	15,370	395,009

		1,000,402

Beverages — 2.7%
Brown-Forman Corp.	4,382	310,771
Coca-Cola Co.	29,821	1,233,993
Coca-Cola Enterprises, Inc.	6,276	123,888
Molson Coors Brewing Co. (Class “B” Stock)	163	10,187
Pepsi Bottling Group, Inc.	19,399	562,571
PepsiAmericas, Inc.	16,391	401,416
PepsiCo, Inc.	3,776	215,912

		2,858,738

Broadcasting — 1.1%
CBS Corp. (Class “B” Stock)	17,438	455,655
Viacom, Inc. (Class “B” Stock) *	16,771	695,661

		1,151,316

Building Materials — 0.5%
USG Corp. *	5,142	489,518

Business Services — 0.9%
Accenture Ltd. (Class “A” Stock) *	16,669	525,574
Acxiom Corp.	904	21,398
Harland, (John H.) Co.	9,692	361,802

		908,774

Chemicals — 1.0%
Celanese Corp.	6,427	131,561
Lyondell Chemical Co.	37,224	893,748
UAP Holding Corp.	2,896	61,279

		1,086,588

Computer Hardware — 2.5%
Apple Computer, Inc. *	10,881	821,624
Dell, Inc. *	1,518	44,493
Hewlett-Packard Co.	20,109	626,999
International Business Machines Corp.	13,984	1,136,899

		2,630,015

Computer Services & Software — 1.3%
Autodesk, Inc.	3,617	146,814
Cadence Design Systems, Inc. *	2,998	52,945
Computer Sciences Corp. *	403	20,432
Global Payments, Inc.	10,857	552,947
Intergraph Corp.	4,674	178,593
Intuit, Inc. *	3,008	157,409
Microsoft Corp.	9,544	268,664
Oracle Corp. *	4,821	60,600

		1,438,404

Conglomerates — 0.1%
Teleflex, Inc.	2,441	153,954

Construction — 0.1%
Building Material Holding Corp.	1,712	135,539

Consumer Products & Services — 2.8%
Black & Decker Corp.	8,915	769,365
Colgate-Palmolive Co.	20,232	1,110,534
Johnson & Johnson	18,235	1,049,242
Kimberly-Clark Corp.	895	51,122

		2,980,263

Containers & Packaging — 0.3%
Greif, Inc. (Class “A” Stock)	1,981	129,003
Silgan Holdings, Inc.	5,584	211,410

		340,413

Electronic Components & Equipment — 0.8%
Arrow Electronics, Inc. *	19,348	664,797
Jabil Circuit, Inc. *	579	23,392
Plexus Corp. *	5,050	142,965

		831,154

Entertainment & Leisure — 1.8%
Disney, (Walt) Co.	27,578	697,999
DreamWorks Animation SKG, Inc. (Class “A” Stock) *	9,606	257,441
Royal Caribbean Cruises Ltd.	4,571	186,954
Time Warner, Inc. *	44,868	786,536

		1,928,930

Environmental Services — 0.1%
Republic Services, Inc.	1,635	61,885

Farming & Agriculture — 0.1%
Monsanto Co.	1,822	154,159

Financial - Bank & Trust — 4.5%
Bank of America Corp.	29,661	1,311,906
Comerica, Inc.	3,014	167,187
Corus Bankshares, Inc.	6,589	423,080
Downey Financial Corp.	4,955	324,453
Golden West Financial Corp.	6,566	463,691
Mellon Financial Corp.	1,218	42,959
Northern Trust Corp.	8,123	424,102
State Street Corp.	2,933	177,329
Wachovia Corp.	5,852	320,865
Wells Fargo & Co.	18,594	1,159,522

		4,815,094

Financial Services — 4.6%
American Express Co.	17,203	902,297
AmeriCredit Corp.	788	22,663
Capital One Financial Corp.	12,999	1,082,817
Compucredit Corp. *	2,260	90,762
Federated Investors, Inc.	27,643	1,067,296
Moody’s Corp.	5,283	334,520
Morgan Stanley Dean Witter & Co.	5,963	366,426
PNC Financial Services Group, Inc.	419	27,176
Raymond James Financial, Inc.	9,246	393,510
Washington Mutual, Inc.	9,209	389,725
WFS Financial, Inc. *	3,185	253,207

		4,930,399

Food — 1.4%
Chiquita Brands International, Inc. *	4,047	73,291
General Mills, Inc.	4,687	227,835
Kroger Co. (The) *	27,675	509,220
Pilgrim’s Pride Corp.	19,357	471,149
Seaboard Corp.	139	204,329

		1,485,824

Healthcare Services — 1.9%
McKesson Corp.	21,357	1,131,921
Sierra Health Services, Inc. *	3,976	157,529
UnitedHealth Group, Inc.	12,395	736,511

		2,025,961

Insurance — 3.2%
ACE Ltd.	2,558	140,051
Berkley, (W.R.) Corp.	20,318	1,003,709
Chubb Corp.	4,842	456,843
Endurance Specialty Holdings Ltd. (Bermuda)	4,294	141,401
First American Corp.	21,879	1,024,375
LandAmerica Financial Group, Inc.	1,635	107,877
Loews Corp. *	2,316	228,566

	Shares	Value

Nationwide Financial Services, Inc. (Class “A” Stock)	207	$8,810
Selective Insurance Group, Inc.	1,534	88,972
Zenith National Insurance Corp.	4,690	259,310

		3,459,914

Machinery & Equipment — 1.2%
Cummins, Inc.	9,282	903,139
JLG Industries, Inc.	6,392	348,236

		1,251,375

Medical Supplies & Equipment — 2.0%
Amgen, Inc. *	14,698	1,071,337
Applera Corp. - Applied Biosystems Group	3,921	111,121
Becton Dickinson & Co.	13,040	844,992
Kinetic Concepts, Inc. *	3,240	117,256

		2,144,706

Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	16,200	1,040,850
Nucor Corp.	3,807	320,664
Phelps Dodge Corp.	4,245	681,322
Quanex Corp.	1,580	98,134
Reliance Steel & Aluminum Co.	610	48,495

		2,189,465

Office Equipment
Herman Miller, Inc.	1,065	32,270

Oil & Gas — 6.5%
ChevronTexaco Corp.	10,030	595,581
ConocoPhillips	2,205	142,663
Exxon Mobil Corp.	48,189	3,023,860
Kerr-McGee Corp.	1,436	158,520
Marathon Oil Corp.	8,140	625,722
Pride International, Inc.	16,414	579,578
Sunoco, Inc.	12,599	1,199,425
Tesoro Corp. *	966	70,006
Valero Energy Corp.	8,974	560,247
Veritas DGC, Inc.	516	23,251

		6,978,853

Pharmaceuticals — 4.0%
Alkermes, Inc. *	5,934	144,434
Alpharma, Inc. (Class “A” Stock)	11,746	392,904
AmerisourceBergen Corp.	23,455	1,023,576
Cardinal Health, Inc.	13,979	1,007,047
Express Scripts, Inc.	1,038	94,759
Hospira, Inc.	23,409	1,047,553
King Pharmaceuticals, Inc. *	28,567	535,631

		4,245,904

Printing & Publishing — 0.2%
Dex Media, Inc.	5,583	157,162
Wiley, (John) & Sons, Inc.	2,688	101,875

		259,037

Railroads — 0.1%
Burlington Northern Santa Fe Corp.	317	25,398
Union Pacific Corp.	1,056	93,414

		118,812

Real Estate Investment Trust — 0.7%
CBL & Associates Properties, Inc.	17,987	761,210

Restaurants — 0.8%
Darden Restaurants, Inc.	10,515	427,540
Domino’s Pizza, Inc.	2,405	59,909
Papa John’s International, Inc. *	844	29,312
Yum! Brands, Inc.	7,271	359,696

		876,457

Retail & Merchandising — 3.5%
Barnes & Noble, Inc. *	21,362	906,176
Charming Shoppes, Inc. *	751	9,132
Dollar Tree Stores, Inc. *	6,791	168,349
Dress Barn, Inc.	1,502	69,302
Federated Department Stores, Inc.	1,614	107,541
Home Depot, Inc.	13,149	533,192
Longs Drug Stores Corp.	8,831	308,997
Lowe’s Cos., Inc.	6,433	408,817
Pantry, Inc. *	1,152	63,060
Payless Shoesource, Inc. *	10,514	256,121
Penney, (J.C.) Co., Inc.	15,511	865,514
SUPERVALU, Inc.	1,399	44,670

		3,740,871

Semiconductors — 2.4%
Intel Corp.	41,569	884,172
National Semiconductor Corp.	29,399	829,346
Texas Instruments, Inc.	28,816	842,292

		2,555,810

Software
BMC Software, Inc. *	1,954	43,183

Telecommunications — 1.6%
AT&T, Inc.	10,350	268,582
BellSouth Corp.	7,557	217,415
CenturyTel, Inc.	470	15,651
Cisco Systems, Inc. *	11,308	209,990
Motorola, Inc.	4,917	111,665
Sprint Corp.	22,821	522,373
Verizon Communications, Inc.	11,643	368,617
West Corp. *	663	27,070

		1,741,363

Transportation — 0.3%
FedEx Corp.	551	55,734
United Parcel Service, Inc. (Class “B” Stock)	4,034	302,187

		357,921

Utilities — 2.8%
AES Corp. *	21,707	369,887
Edison International *	13,689	599,852
McDermott International, Inc.	3,852	200,304
PG&E Corp.	20,355	759,445
TXU Corp.	19,845	1,004,951
UGI Corp.	3,703	79,504

		3,013,943

Total Common Stocks (Cost $55,098,454)		66,307,731

	Principal Amount (000)	Value

U.S. Government Agency Mortgage-Backed Securities — 18.2%
Federal Home Loan Banks,
4.625%, 02/01/08	450	$448,734
Federal Home Loan Mortgage Corp.
4.25%, 02/28/07	910	904,254
4.50%, 12/15/14 - 01/01/19	1,257	1,232,166
4.75%, 10/17/08	500	496,479
4.90%, 11/03/08	940	935,550
5.00%, 02/15/16	1,750	1,736,422
5.50%, 12/01/33	496	491,977
6.50%, 06/01/16 - 06/01/31	326	335,105
7.00%, 03/15/10 - 08/01/29	1,227	1,319,159
Federal National Mortgage Assoc.
4.50%, 05/01/19	234	227,506
5.00%, 11/01/33 - 08/01/34	1,980	1,913,710
5.00%, TBA	176	173,760
5.25%, 04/15/07	1,513	1,519,998
5.50%, 12/01/16 - 01/01/34	2,889	2,864,154
5.50%, TBA	280	281,663
6.00%, TBA	1,927	1,946,073
6.00%, 12/01/13 - 04/01/14	186	190,076
6.625%, 09/15/09	575	609,518
6.50%, 07/01/29 - 01/01/32	329	336,710
6.625%, 11/15/30	420	510,860
7.00%, 05/01/11 - 06/01/32	416	432,184
7.50%, 07/01/29 - 09/01/30	70	72,784
Federal Home Loan Banks,
4.625%, 02/01/08	450	448,734
Federal Home Loan Mortgage Corp.
4.25%, 02/28/07	910	904,254
4.50%, 12/15/14 - 01/01/19	1,257	1,232,166
4.75%, 10/17/08	500	496,479
4.90%, 11/03/08	940	935,550
5.00%, 02/15/16	1,750	1,736,422
5.50%, 12/01/33	496	491,977
6.50%, 06/01/16 - 06/01/31	326	335,105
7.00%, 03/15/10 - 08/01/29	1,227	1,319,159
Federal National Mortgage Assoc.
4.50%, 05/01/19	234	227,506
5.00%, 11/01/33 - 08/01/34	1,980	1,913,710
5.00%, TBA	176	173,760
5.25%, 04/15/07	1,513	1,519,998
5.50%, 12/01/16 - 01/01/34	2,889	2,864,154
5.50%, TBA	280	281,663
6.00%, TBA	1,927	1,946,073
6.00%, 12/01/13 - 04/01/14	186	190,076
6.625%, 09/15/09	575	609,518
6.50%, 07/01/29 - 01/01/32	329	336,710
6.625%, 11/15/30	420	510,860
7.00%, 05/01/11 - 06/01/32	416	432,184
7.50%, 07/01/29 - 09/01/30	70	72,784

Strategic Partners Balanced Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Principal Amount (000)	Value

Government National Mortgage Assoc.
6.00%, 08/15/28	40	$40,923
6.50%, 05/15/28 - 03/15/29	295	308,577
7.00%, 08/15/29 - 05/15/31	125	131,889
7.50%, 05/15/30	38	40,113

Total U.S. Government Agency Mortgage-Backed Securities (Cost $19,601,449)		19,500,344

	Moody’s Ratings	Principal Amount (000)	Value

Corporate Bonds — 9.0%
Beverages — 0.2%
Miller Brewing Co., Notes 144A
4.25%, 08/15/08	Baa1	200	$195,800

Broadcasting — 0.3%
Cox Communications, Inc., Notes
4.625%, 01/15/10	Baa3	225	217,288
News America Holdings Co., Gtd. Notes
7.75%, 01/20/24	Baa3	100	111,076

			328,364

Cable Television — 0.3%
Comcast Corp., Gtd. Notes
5.50%, 03/15/11	Baa2	350	350,533

Commercial Services — 0.1%
D.R. Horton, Inc., Sr. Notes
7.875%, 08/15/11	Ba1	120	129,767

Computer Services & Software — 0.1%
Computer Associates International, Inc. Sr. Notes 144A
4.75%, 12/01/09	Ba1	160	156,078

Construction — 0.1%
KB Home & Broad Home Corp., Notes
6.375%, 08/15/11	Ba1	110	110,154

Consumer Products & Services — 0.4%
General Electric Co., Notes
5.00%, 02/01/13	Aaa	390	386,837

Environmental Services — 0.1%
Waste Management, Inc., Sr. Notes
7.00%, 07/15/28	Baa3	130	144,367

Financial - Bank & Trust — 0.6%
Citigroup, Inc., Sub. Notes
5.00%, 09/15/14	Aa2	272	265,763
HSBC Finance Corp., Sr. Notes
4.625%, 09/15/10	A1	90	87,889
PNC Bank NA, Sub. Notes
4.875%, 09/21/17	A2	110	104,778
Wells Fargo & Co., Sr. Notes
4.625%, 08/09/10	Aa1	140	137,759

			596,189

	Moody’s Ratings	Principal Amount (000)	Value

Financial - Brokerage — 0.6%
Goldman Sachs Group, Inc., Notes
5.25%, 10/15/13	Aa3	$150	$148,431
Merrill Lynch & Co., Inc., Notes
2.07%, 06/12/06	Aa3	250	247,362
4.25%, 02/08/10	Aa3	100	96,870
Morgan Stanley,
Notes
4.00%, 01/15/10	Aa3	50	47,853
Sr. Sub. Notes
4.75%, 04/01/14	A1	70	66,610

			607,126

Financial Services — 1.2%
American General Finance, Notes
4.50%, 11/15/07	A1	200	198,447
Bank of America Corp., Sr. Notes
4.375%, 12/01/10	Aa2	250	242,819
Ford Motor Credit Co., Notes
6.50%, 01/25/07	A3	80	79,139
7.375%, 10/28/09	A3	260	243,255
General Electric Capital Corp., Notes
6.125%, 02/22/11	Aaa	90	94,151
General Motors Acceptence Corp., Notes
6.125%, 08/28/07	Baa2	150	145,268
John Deere Capital Corp., Sr. Notes
4.50%, 08/25/08	A3	140	138,196
Morgan Stanley, Notes
4.25%, 05/15/10	Aa3	150	144,669

			1,285,944

Food — 0.2%
Cadbury Schweppes US Finance LLC, Notes 144A
3.875%, 10/01/08	Baa2	90	87,190
Kroger Co., Gtd. Notes
6.80%, 04/01/11	Baa2	70	73,373

			160,563

Insurance — 0.4%
Genworth Financial, Inc., Notes
4.95%, 10/01/15	A2	70	67,682
5.75%, 06/15/14	A2	150	153,923
Monumental Global Funding II, Notes 144A
3.85%, 03/03/08	Aa3	250	244,375

			465,980

Internet Services
IAC Interactive Corp., Notes
7.00%, 01/15/13	Baa3	50	51,862

Medical Supplies & Equipment — 0.5%
Beckman Coulter, Inc., Gtd. Notes
7.45%, 03/04/08	Baa3	300	313,293
Laboratory Corporation of America.
5.625%, 12/15/15	Baa3	130	130,429
Schering-Plough Corp., Notes
5.55%, 12/01/13	Baa1	100	100,882

			544,604

	Moody’s Ratings	Principal Amount (000)	Value

Metals & Mining — 0.1%
Alcan, Inc., Notes
4.50%, 05/15/13	Baa1	$100	$94,632

Miscellaneous — 0.7%
Morgan Stanley Traded Custody Receipts Series 2002-2, Sub. Notes 144A (c)(f)(g)
7.705%, 03/01/32	Baa1	684	802,777

Oil & Gas — 0.7%
Devon Energy Corp., Sr. Notes
2.75%, 08/01/06	Baa2	200	197,571
Enterprise Products Operating LP, Sr. Notes
4.95%, 06/01/10	Baa3	190	186,224
6.65%, 10/15/34	Baa3	60	61,872
Nexen, Inc., Notes
5.875%, 03/10/35	Baa2	65	63,308
Premcor Refining Group Co., Gtd. Notes
6.125%, 05/01/11	Baa3	140	145,056
XTO Energy, Inc., Notes
5.30%, 06/30/15	Baa3	50	49,669

			703,700

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance LLC, Bonds
6.15%, 02/01/36	Baa2	80	80,371

Railroads — 0.3%
Canandian National Railways Co., Bonds
6.25%, 08/01/34	Baa1	200	218,220
Norfolk Southern Corp.,
Sr. Notes
5.64%, 05/17/29	Baa1	144	141,551
Sr. Unsec’d. Notes
7.80%, 05/15/27	Baa1	6	7,479

			367,250

Restaurants — 0.2%
Yum! Brands, Inc., Sr. Notes
8.875%, 04/15/11	Baa3	170	194,152

Retail & Merchandising — 0.4%
May Department Stores Co., Notes
4.80%, 07/15/09	Baa2	300	295,186
Safeway, Inc., Notes
6.50%, 03/01/11	Baa2	100	103,608

			398,794

Telecommunications — 0.7%
AT&T Broadband Corp., Gtd. Notes
8.375%, 03/15/13	Baa2	38	43,495
AT&T Corp.,
Notes
6.00%, 03/15/09	Baa2	—(r)	204
Sr. Notes
9.05%, 11/15/11	Ba1	115	126,730
Nextel Communications, Sr. Notes
5.95%, 03/15/14	Ba3	260	261,845
Sprint Capital Corp.,
Notes
8.375%, 03/15/12	Baa3	150	173,063
Gtd. Notes
8.75%, 03/15/32	Baa3	60	78,463

	Moody’s Ratings	Principal Amount (000)	Value

Telecom Italia Capital SA, Co. Gtd. Notes (Italy)(l)
4.00%, 01/15/10	Baa2	$70	$66,497

			750,297

Utilities — 0.7%
Carolina Power & Light, First Mortgage
5.15%, 04/01/15	A3	30	29,506
CenterPoint Energy Resources Corp., Debs.
6.50%, 02/01/08	Ba1	225	230,183
Dominion Resources, Inc., Notes
4.125%, 02/15/08	Baa1	250	244,882
4.75%, 12/15/10	Baa1	70	68,089
Nisource Finance Corp., Gtd. Notes
5.25%, 09/15/17	Baa3	70	67,403
Pacific Gas & Electric Corp., First Mortgage
6.05%, 03/01/34	Baa1	80	81,455
Southern California Edison Co., First Mortgage
5.625%, 02/01/36	A3	80	78,735

			800,253

Total Corporate Bonds (Cost $9,751,246)			9,706,394

U.S. Treasury Obligations — 5.0%
U.S. Treasury Bonds
4.50%, 11/15/10		200	199,922
6.25%, 08/15/23 - 05/15/30		2,029	2,432,045
8.00%, 11/15/21		460	625,636
8.125%, 08/15/19		1,130	1,513,230
U.S. Treasury Notes
4.25%, 10/15/10		600	593,461

Total U.S. Treasury Obligations (Cost $5,405,218)			5,364,294

Collateralized Mortgage Obligations — 4.6%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP, IO
0.80%, 11/10/39	AAA(d)	2,712	61,688
Banc of America Mortgage Securities, Series 2004-F, Class 2A5 (c)
4.155%, 07/25/34	Aaa	1,000	968,959
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class-4A2 (c)
4.567%, 08/25/35	Aaa	500	486,322

Strategic Partners Balanced Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)	Value

Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class-X2, IO
0.81%, 08/13/46	AAA(d)	$4,500	$156,324
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, IO
1.02%, 09/15/30	AAA(d)	5,746	178,006
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1
4.321%, 10/15/38	Aaa	295	293,586
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3
4.647%, 07/15/30	Aaa	500	485,089
LB-UBS Commerical Mortgage Trust, Series 2003-C5, Class A2
3.478%, 07/15/27	AAA(d)	700	674,810
Lehman Brothers Mortgage Trust, Series 2005-LLFA, Class A1 144A (c)
4.57%, 07/15/18	Aaa	283	283,270
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%, 12/25/33	AAA(d)	62	61,867
Washington Mutual, Series 2004-AR4, Class A6 (c)
3.803%, 06/25/34	Aaa	500	479,731
Washington Mutual, Series 2004-AR9, Class A7 (c)
4.188%, 08/25/34	Aaa	640	621,292
Washington Mutual, Series 2005-AR11, Class A1C1 (c)
4.73%, 07/25/45	NR	222	221,732

Total Collateralized Mortgage Obligations (Cost $5,122,213)			4,972,676

Asset-Backed Securities — 1.5%
ABSC NIMS Trust, Series 2004-HE5, Class A1 144A
5.00%, 08/27/34	BBB+(d)	7	6,590
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A 144A
5.193%, 06/25/34	BBB+(d)	4	3,994
Argent NIM Notes, Series 2004-WN9, Class A 144A
5.19%, 10/25/34	BBB(d)	7	7,460
Argent NIM Trust, Series 2004-WN10, Class A 144A
4.212%, 11/26/34	A-(d)	4	3,832

	Moody’s Ratings	Principal Amount (000)	Value

Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1
4.45%, 05/26/34	A-(d)	$11	$11,442
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4 (c)
4.53%, 04/15/10	Aaa	550	550,381
CNH Equipment Trust, Series 2004-A, Class A3A (c)
4.54%, 10/15/08	Aaa	110	110,037
Countrywide Asset-Backed Certificates Series 2004-11N, Class-N 144A
5.25%, 04/25/36	BBB(d)	7	7,307
Countrywide Asset-Backed Certificates, Series 2004-5N, Class N1
5.50%, 10/25/35	BBB(d)	6	5,995
Equifirst Mortgage Loan Trust Series 2004-3, Class A1 (c)
4.539%, 12/25/34	Aaa	6	6,381
Finance America NIM Trust, Series 2004-1, Class A
5.25%, 06/27/34	BBB+(d)	8	8,299
First Franklin Mortgage Loan, Series 2005-FF4, Class 2A1 (c) (g)
4.459%, 05/25/35	Aaa	763	763,244
GSAMP Trust, Series 2004-Min1, Class N1 144A
5.50%, 09/25/34	BBB(d)	8	7,946
Long Beach Asset Holdings Corp., Series 2004-5, Class Notes 144A
5.00%, 09/25/34	A-(d)	7	6,713
Long Beach Asset Holdings Corp., Series 2005-1, Class N1 144A
4.115%, 02/25/35	NR	30	29,543
Residential Asset Securities Corp., Series 2004-KS2, Class MI1
4.71%, 03/25/34	Aa2	75	72,644
Sail Net Interest Margin Notes, Series 2004-8A, Class A 144A
5.00%, 09/27/34	A-(d)	13	13,154
Sail Net Interest Margin Notes, Series 2004-BNCA, Class A 144A
5.00%, 09/27/34	A-(d)	5	4,550

	Moody’s Ratings	Principal Amount (000)	Value

Sharps SP I LLC Net Interest Margin Trust, Series 2004-OP1N, Class NA 144A
5.19%, 04/25/34	BBB(d)	$3	$2,736

Total Asset-Backed Securities (Cost $1,624,447)			1,622,248

Municipal Bond — 0.2%
Illinois — 0.2%
Illinois State Taxable Pension
5.10%, 06/01/33 (cost $200,000)	Aa3	200	193,762

Warrant
Telecommunications
Lucent Technologies, Inc., expiring on 12/10/07 * (cost $541)		398	205

Total Long-Term Investments (Cost $96,803,568)			107,667,654

		Shares

Short-Term Investments — 1.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,341) (w)		2,341	2,341

	Principal Amount (000)

U.S. Government Agency Obligations — 1.8%
Federal National Mortgage Assoc., Discount Note
4.35%, 02/01/06 (cost $1,925,000)	1,925	1,925,000

Total Short-Term Investments (Cost $1,927,341)		1,927,341

Total Investments — 102.1% (Cost $98,730,909) (p)		109,594,995
Liabilities In Excess of Other Assets (u)— (2.1)%		(2,231,994)

Net Assets — 100.0%		$107,363,001

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

NR	Not Rated

TBA	Securities Purchased on a Forward Commitment Basis

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of January 31, 2006

(g)	Indicates a security that has been deemed illiquid.

(l)	US$ Denominated Foreign Bonds.

(p)

The United States federal income tax basis of the Fund’s investments was $99,245,850; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,349,145 (gross unrealized appreciation $11,555,353; gross unrealized depreciation $1,206,208). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than 1,000 par.

(u)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at January 31, 2006	Unrealized Depreciation

Long Position:
1	S&P 500	Mar 06	$322,125	$320,900	$(1,225)

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

6

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value

Long-Term Investments — 97.2%
Corporate Bonds — 96.8%
Aerospace — 2.0%
Argo-Tech Corp., Sr. Notes
9.25%, 06/01/11	B3		$500	$531,250
K & F Acquisition, Inc., Gtd. Notes
7.75%, 11/15/14	Caa1		500	508,750
Sequa Corp., Sr. Notes
9.00%, 08/01/09	B1		500	542,500
Standard Aero Holdings Inc., Gtd. Notes
8.25%, 09/01/14	Caa1		250	203,750
TransDigm, Inc., Gtd. Notes
8.375%, 07/15/11	B3		500	525,000

				2,311,250

Agriculture — 2.1%
Land O’ Lakes, Inc., Sec’d. Notes
9.00%, 12/15/10	B1		250	270,625
Land O’ Lakes, Inc., Sr. Notes
8.75%, 11/15/11	B2		15	15,750
National Beef Packaging Co., LLC, Sr. Notes
10.50%, 08/01/11	B3		275	281,875
Smithfield Foods, Inc., Sr. Notes
8.00%, 10/15/09	Ba2		500	525,000
Swift & Co., Gtd. Notes
10.125%, 10/01/09	B3		250	253,750
Swift & Co., Sr. Sub. Notes
12.50%, 01/01/10	Caa1		225	216,000
United Agricultural Products Holding Corp., Sr. Disc. Notes, Zero Coupon(until 01/15/08) (v)
10.75%, 07/15/12	B3		800	710,000
United Agricultural Products Holding Corp., Sr. Notes
8.25%, 12/15/11	B1		158	167,677

				2,440,677

Airlines
Northwest Airlines, Corp., Gtd. Notes (a) (i) (g)
10.00%, 02/01/09	C(d)		68	24,480

Automotive - OEM — 1.3%
FCE Bank, Notes (United Kingdom)
3.492%, 09/30/09	Ba2	EUR	125	134,123
Ford Motor Credit Co., Sr. Notes (a)
7.25%, 10/25/11	Ba2		375	344,048
General Motors Acceptance Corp., Bonds (a)
8.00%, 11/01/31	Ba1		250	254,908
General Motors Acceptance Corp., Notes Notes
6.75%, 12/01/14	Ba1		125	118,468
6.875%, 09/15/11	Ba1		500	477,365

	Moody’s Ratings	Principal Amount (000)		Value

7.25%, 03/02/11	Ba1		$250	$241,201

				1,570,113

Automotive - Parts — 2.0%
Dana Corp., Notes
9.00%, 08/15/11	Ca		75	56,250
Delco Remy International, Inc., Sr. Sub. Notes
9.375%, 04/15/12	Ca		250	87,500
Goodyear Tire & Rubber Co., Notes (a)
7.857%, 08/15/11	B3		500	487,500
Goodyear Tire & Rubber Co., Sr. Notes (g)
9.00%, 07/01/15	B3		250	250,000
Schefenaccker AG, Sr. Sub. Notes (Germany)
9.50%, 02/11/14	Caa1	EUR	125	116,959
Tenneco Automotive, Inc., Gtd. Notes (a)
8.625%, 11/15/14	B3		125	125,625
TRW Automotive, Inc., Sr. Sub. Notes (a)
11.00%, 02/15/13	B1		829	940,915
United Components, Inc., Sr. Sub. Notes
9.375%, 06/15/13	B3		250	249,375

				2,314,124

Automotive Parts — 0.7%
Accuride Corp., Gtd. Notes
8.50%, 02/01/15	B3		250	248,750
Advanced Accessory System, Sr. Notes
10.75%, 06/15/11	Caa2		125	100,000
Affinia Group, Inc., Gtd. Notes (g)
9.00%, 11/30/14	Caa2		250	207,500
Navistar International Corp., Gtd. Notes
6.25%, 03/01/12	B1		250	233,750

				790,000

Building Material - Consumer — 0.2%
Norcraft Holdings Capital, Sr. Disc. Notes, Zero Coupon (until 09/01/08) (v)
9.75%, 09/01/12	Caa1		250	178,750

Building Materials — 0.7%
FIMEP SA, Sr. Unsub. Notes
10.50%, 02/15/13	NR		750	862,500

Building Materials - Consumer — 0.3%
Norcraft Cos. LLC, Sr. Sub. Notes
9.00%, 11/01/11	B3		300	309,375

Building Materials - Fixtures & Fittings — 2.5%
ACIH, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07) 144A (v) (g)
11.50%, 12/15/12	Caa1		125	95,000
Associated Materials, Inc., Gtd. Notes
9.75%, 04/15/12	Caa2		325	315,250

1

	Moody’s Ratings	Principal Amount (000)		Value

Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09) (v)
11.25%, 03/01/14	Caa2		$500	$257,500
Goodman Global Holding Co. Inc., Sr. Sub. Notes 144A (g)
7.875%, 12/15/12	B3		375	354,375
Grohe Holding Gmbh, Gtd. Notes (Germany)
8.625%, 10/01/14	B3	EUR	750	865,798
Nortek, Inc., Sr. Sub. Notes
8.50%, 09/01/14	Caa1		875	850,937
NTK Holdings Inc., Sr. Disc. Notes, Zero coupon (until 09/01/09) (v)
10.75%, 03/01/14	Caa2		250	159,688

				2,898,548

Capital Goods - Others — 1.3%
Altra Industrial Motion, Inc., Sec’d. Notes 144A (g)
9.75%, 12/01/11	B3		125	124,062
Briggs & Stratton Corp., Gtd. Notes
8.875%, 03/15/11	Ba1		400	447,388
Mueller Group, Inc., Sr. Sub. Notes
10.00%, 05/01/12	Caa1		425	450,500
Rexnord Corp., Gtd. Notes
10.125%, 12/15/12	B3		500	541,250

				1,563,200

Chemicals — 8.0%
BCP Crystal Holdings Corp., Sr. Sub. Notes (Luxembourg) (l)
9.625%, 06/15/14	B3		362	401,820
Borden US Finance Corp., Sec’d. Notes 144A (g)
9.00%, 07/15/14	B3		250	253,750
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08) (v)
12.00%, 06/01/13	B-(d)		500	450,000
Compass Minerals International, Inc., Sr. Notes, Zero Coupon (until 12/15/07) (v)
12.75%, 12/15/12	B-(d)		500	465,000
Crompton Corp., Sr. Notes
9.875%, 08/01/12	Ba1		250	281,875
Crystal US Holdings, Sr. Disc. Notes Zero Coupon (until 10/01/09) (v)
10.50%, 10/01/14	Caa2		650	481,000
Equistar Chemicals LP, Gtd. Notes
10.125%, 09/01/08	B2		725	790,250

	Moody’s Ratings	Principal Amount (000)		Value

Huntsman International, LLC, Gtd. Notes
10.125%, 07/01/09	B3		$610	$630,587
Ineos Group Holdings, Bonds (United Kingdom)
7.875%, 02/15/16	B2	GBP	250	444,753
Ineos Group Holdings, PLC., Notes (United Kingdom)
8.50%, 02/15/16	B2		250	250,000
INVISTA, Notes 144A
9.25%, 05/01/12	B1		625	665,625
KRATON Polymers LLC, Gtd. Notes 144A (a)
8.125%, 01/15/14	Caa1		500	482,500
LBC Luxembourg Holdings SCA, Gtd. Notes (Luxembourg)
11.00%, 05/15/14	Caa1	EUR	250	348,598
Nell AF SARL, Sr. Notes (a) (g)
8.375%, 08/15/15	B2		500	499,375
PQ Corp., Gtd. Notes 144A
7.50%, 02/15/13	B3		250	235,625
Resolution Performance Products LLC, Sec’d. Notes
9.50%, 04/15/10	B3		250	255,000
Rhodia SA, Sr. Notes (France) 10.25%, 06/01/10	B3		745	825,087
Rhodia SA, Sr. Sub. Notes (France) (a) (l)
8.875%, 06/01/11	Caa1		490	499,800
Rockwood Specialties Group, Inc., Gtd. Notes
7.625%, 11/15/14	B3		500	631,881
Rockwood Specialties Group, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B3		456	498,180

				9,390,706

Conglomerates — 2.1%
Blount, Inc., Sr. Sub. Notes
8.875%, 08/01/12	B3		375	393,750
Bombardier, Inc., Notes (Canada) 144A (a) (l)
6.75%, 05/01/12	Ba2		250	233,125
Invensys PLC, Sr. Notes (United Kingdom) 144A (l)
9.875%, 03/15/11	B3		250	256,250
Mark IV Industries, Inc., Sr. Sub. Notes
7.50%, 09/01/07	Caa1		500	465,000
NOMA Luxembourg SA, Sr. Notes (Luxembourg)
9.75%, 07/15/11	B1	EUR	250	350,876
Park-Ohio Industries, Inc., Gtd. Notes
8.375%, 11/15/14	Caa1		375	326,250

2

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value

Polypore International, Inc., Sr. Disc. Notes Zero Coupon (untill 10/01/08) (v)
10.50%, 10/01/12	Caa2		$250	$148,125
Polypore, Inc., Notes 144A
8.75%, 05/15/12	Caa2	EUR	250	276,954

				2,450,330

Consumer Products - Household & Leisure — 4.0%
Affinion Group Inc. (a)
10.125%, 10/15/13	B3		125	119,375
Ames True Temper, Sr. Sub. Notes (a)
10.00%, 07/15/12	Caa2		250	193,750
FTD, Inc., Gtd. Notes
7.75%, 02/15/14	B3		365	364,087
Harry & David, Gtd. Notes
9.00%, 03/01/13	B3		250	253,750
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08) (v)
10.25%, 12/01/13	Caa2		1,025	761,062
Jostens IH Corp. Gtd. Notes
7.625%, 10/01/12	B3		500	498,750
Rayovac Corp., Sr. Sub. Notes
8.50%, 10/01/13	Caa1		500	428,750
Safilo Capital International SA, Gtd. Notes (Luxembourg)
9.625%, 05/15/13	B2	EUR	488	673,842
Sealy Mattress Co., Sr. Sub. Notes (a)
8.25%, 06/15/14	B3		500	516,250
Simmons Bedding, Co., Sr. Sub. Notes (g)
10.00%, 12/15/14	Caa2		375	211,875
Sleepmaster, Gtd. Notes (i) (z)
11.00%, 05/15/09	NR		250	—
Solo Cup Co., Sr. Sub. Notes (a)
8.50%, 02/15/14	Caa1		375	330,938
Spectrum Brands, Inc., Gtd. Notes (a)
7.375%, 02/01/15	Caa1		250	205,625
True Temper Sports, Inc., Gtd. Notes
8.375%, 09/15/11	Caa1		100	91,000

				4,649,054

Consumer Products - Industrial — 1.0%
Aearo Co., Sr. Sub. Notes
8.25%, 04/15/12	B3		225	229,500
Johnsondiversey Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07) (v)
10.67%, 05/15/13	Caa1		500	420,000
Norcross Safety Products, LLC, Sr. Sub. Notes
9.875%, 08/15/11	B3		375	389,062

	Moody’s Ratings	Principal Amount (000)	Value

NSP Holdings Capital Corp., Sr. Unsec’d. Notes
11.75%, 01/01/12	NR	$140	$140,909

			1,179,471

Consumer Products - Non Durable — 1.7%
Chattem, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2	500	503,750
DEL Laboratories, Inc., Gtd. Notes
8.00%, 02/01/12	Caa2	250	202,500
Leiner Health Products, Inc., Sr. Sub. Notes (a)
11.00%, 06/01/12	Caa1	250	238,125
Playtex Products, Inc., Gtd. Notes (a)
9.375%, 06/01/11	Caa1	375	394,219
Prestige Brands, Inc., Sr. Sub. Notes
9.25%, 04/15/12	B3	225	225,844
WH Holdings Ltd., Sr. Notes
9.50%, 04/01/11	B1	375	404,062

			1,968,500

Defense — 1.1%
Communications & Power Industries Inc., Sr. Sub. Notes
8.00%, 02/01/12	B3	500	510,000
L-3 Communications Corp., Sr. Sub. Notes
6.375%, 10/15/15	Ba3	750	746,250

			1,256,250

Electric — 0.2%
Texas Genco LLC Financing Corp., Sr. Notes 144A
6.875%, 12/15/14	WR	250	270,625

Energy - Coal — 0.5%
Foundation PA Coal Co., Sr. Notes
7.25%, 08/01/14	B1	500	518,750
Massey Energy Co., Sr. Notes
6.875%, 12/15/13	B1	125	126,094

			644,844

Energy - E & P — 2.1%
Chesapeake Energy Corp., Gtd. Notes
6.50%, 08/15/17	Ba2	250	248,750
Chesapeake Energy Corp., Sr. Notes 144A (a)
6.375%, 06/15/15	Ba2	750	748,125
El Paso Production Holding Co., Gtd. Notes
7.75%, 06/01/13	B3	500	528,750
Encore Acquisition Co., Sr. Sub. Notes
6.00%, 07/15/15	B2	250	235,000
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%, 03/15/12	Ba3	195	211,331

3

	Moody’s Ratings	Principal Amount (000)	Value

Swift Energy Co., Sr. Sub. Notes
9.375%, 05/01/12	B2	$425	$457,938

			2,429,894

Energy - Services — 0.3%
Pride International, Inc., Sr. Notes
7.375%, 07/15/14	Ba2	375	403,125

Entertainment & Leisure — 1.4%
AMC Entertainment, Inc., Gtd. Notes
11.00%, 02/01/16	B3	125	125,000
Six Flags, Inc., Sr. Notes
9.75%, 04/15/13	Caa1	250	255,937
Universal City Development Partners Ltd., Sr. Notes
11.75%, 04/01/10	B2	500	556,250
Warner Music Group, Sr. Sub. Notes
7.375%, 04/15/14	B2	500	498,750
WMG Holdings Corp., Sr. Discount Notes Zero Coupon (until 12/15/09) (v)
9.50%, 12/15/14	Caa2	325	236,438

			1,672,375

Environmental — 1.2%
Allied Waste North America, Gtd. Notes, Series B
8.875%, 04/01/08	B2	500	526,875
9.25%, 09/01/12	B2	167	180,778
Allied Waste North America, Inc., Sec’d. Notes (a)
6.125%, 02/15/14	B2	250	238,125
Allied Waste North America, Sr. Notes
8.50%, 12/01/08	B2	225	236,531
Waste Services, Inc., Sr. Sub. Notes
9.50%, 04/15/14	Caa2	250	252,500

			1,434,809

Finance
Refco Finance Holdings LLC, Gtd. Notes (i)
9.00%, 08/01/12	NR	65	41,844

Food — 2.1%
Dole Foods Co., Inc., Sr. Notes
8.625%, 05/01/09	B2	375	382,969
Eagle Family Foods, Gtd. Notes, Series B
8.75%, 01/15/08	Caa2	250	188,750
Michael Foods, Inc., Sr. Sub. Notes
8.00%, 11/15/13	B3	250	256,875
Pilgrim’s Pride Corp., Gtd. Notes
9.625%, 09/15/11	Ba2	200	212,000
Pilgrim’s Pride Corp., Sr. Sub. Notes
9.25%, 11/15/13	Ba3	525	557,812
Pinnacle Foods Holding Corp., Sr. Sub. Notes
8.25%, 12/01/13	B3	500	481,250

	Moody’s Ratings	Principal Amount (000)		Value

United Biscuits Finance, Gtd. Notes (United Kingdom)
10.625%, 04/15/11	B3	EUR	250	$323,535

				2,403,191

Gaming — 7.3%
Boyd Gaming Corp., Sr. Sub. Notes
8.75%, 04/15/12	B1		250	268,125
Cirsa Finance, Sr. Notes (Luxembourg)
8.75%, 05/15/14	B1	EUR	250	322,776
Codere Finance SA, Sr. Notes (Luxembourg)
8.25%, 06/15/15	B2	EUR	250	324,295
Global Cash Finance Corp., Sr. Sub. Notes
8.75%, 03/15/12	B3		195	208,650
Isle of Capri Casinos, Inc., Gtd. Notes
9.00%, 03/15/12	B2		250	265,000
Las Vegas Sands Corp., Gtd. Notes
6.375%, 02/15/15	B1		250	238,438
Mandalay Resort Group, Sr. Notes (a)
9.50%, 08/01/08	Ba2		50	54,250
Mandalay Resort Group, Sr. Sub. Notes
10.25%, 08/01/07	Ba3		1,325	1,411,125
MGM Grand, Gtd. Notes (a)
8.375%, 02/01/11	Ba3		1,250	1,343,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%, 04/01/12	Ba3		450	474,187
MTR Gaming Group, Inc., Gtd. Notes, Series B
9.75%, 04/01/10	B2		250	263,750
Park Place Entertainment Corp., Sr. Sub. Notes
7.875%, 03/15/10	Ba1		375	402,656
8.125%, 05/15/11	Ba1		700	771,750
Penn National Gaming, Inc., Sr. Sub. Notes
6.75%, 03/01/15	B1		250	249,375
Pinnacle Entertainment, Inc., Sr. Sub. Notes
8.25%, 03/15/12	Caa1		250	258,750
River Rock Entertainment Authority, Sr. Notes
9.75%, 11/01/11	B2		225	241,875
Seneca Gaming Corp., Sr. Notes
7.25%, 05/01/12	B1		250	253,125
Station Casinos, Inc., Sr. Sub. Notes
6.50%, 02/01/14	Ba3		500	498,750
6.875%, 03/01/16	Ba3		250	254,062
Wynn Las Vegas LLC, First Mortgage
6.625%, 12/01/14	B2		500	486,875

				8,591,564

4

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)		Value

Health Care - Medical Prods — 1.1%
CDRV Investors, Inc., Sr. Disc. Notes Zero Coupon (untill 1/01/10) (v)
9.63%, 01/01/15	Caa2		$750	$485,625
Kinetic Concepts, Sr. Sub. Notes
7.375%, 05/15/13	B3		114	116,423
Sybron Dental Specialties, Inc., Gtd. Notes
8.125%, 06/15/12	B1		375	395,625
VWR International, Inc., Sr. Sub. Notes.
8.00%, 04/15/14	Caa1		250	247,812

				1,245,485

Health Care - Pharma — 1.2%
Mylan Laboratories Inc., Gtd. Notes (a)
6.375%, 08/15/15	Ba1		125	126,875
Nycomed ASA, Sr. Notes
11.75%, 09/15/13	NR	EUR	375	484,163
Quintiles Transnational Corp., Sr. Sub. Notes
10.00%, 10/01/13	B3		500	555,000
Warner Chilcott Corp., Gtd. Notes 144A
9.00%, 02/01/15	Caa1		250	245,000

				1,411,038

Health Care - Services — 2.7%
Accellant, Inc., Gtd. Notes
10.50%, 12/01/13	Caa1		250	261,250
Alliance Imaging, Inc., Sr. Sub. Notes (a)
7.25%, 12/15/12	B3		250	204,375
AmeriPath, Inc., Gtd. Notes
10.50%, 04/01/13	B3		625	659,375
CRC Health Corp., Sr. Sub. Notes
10.75%, 02/01/16	Caa1		125	126,875
DaVita, Inc., Gtd. Notes
7.25%, 03/15/15	B3		250	251,562
Select Medical Corp., Gtd. Notes
7.625%, 02/01/15	B3		125	111,250
Tenet Healthcare Corp., Sr. Notes
9.875%, 07/01/14	B3		250	250,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes (a)
7.375%, 02/01/13	B3		250	227,500
US Oncology, Inc., Gtd. Notes
9.00%, 08/15/12	B2		500	531,250
Vanguard Health Holdings, Co. II LLC, Sr. Sub. Notes
9.00%, 10/01/14	Caa1		500	527,500

				3,150,937

Healthcare — 0.3%
Nyco Holdings, Sr. Notes (Denmark)
11.50%, 03/31/13	B3	EUR	250	355,433

	Moody’s Ratings	Principal Amount (000)		Value

Lodging — 0.7%
Gaylord Entertainment Co., Gtd. Notes
6.75%, 11/15/14	B3		$250	$243,750
HMH Properties, Inc., Gtd. Notes, Series B
7.875%, 08/01/08	Ba2		43	43,430
Host Marriott LP, Sr. Notes
7.00%, 08/15/12	Ba2		500	511,250

				798,430

Machinery — 0.1%
Columbus McKinnon Corp., Sec’d. Notes
10.00%, 08/01/10	B2		81	89,505

Media — 1.1%
DirecTV Holdings LLC, Sr. Notes
8.375%, 03/15/13	Ba2		500	536,250
Echostar DBS Corp., Sr. Notes
5.75%, 10/01/08	Ba3		500	492,500
Echostar DBS, Gtd. Notes
7.125%, 02/01/16	Ba3		250	246,562

				1,275,312

Media - Broadcasting & Radio — 0.6%
Emmis Operating Co., Sr. Sub. Notes (a)
6.875%, 05/15/12	B2		250	243,750
Radio One, Inc., Gtd. Notes
6.375%, 02/15/13	B2		250	239,375
Sinclair Broadcast Group, Inc., Gtd. Notes
8.75%, 12/15/11	B2		250	260,313

				743,438

Media - Cable — 3.0%
Adelphia Communications Corp., Sr. Notes (a) (g)
10.25%, 06/15/11	NR		250	174,375
Cablevision Systems Corp. Holdings, Inc., Series B, Sr. Notes
8.125%, 07/15/09	B2		150	152,250
Cablevision Systems Corp., Sr. Notes, 144A (a)
8.00%, 04/15/12	B3		500	476,250
CCH I Holdings LLC, Gtd. Notes
9.92%, 04/01/14	Ca		250	127,500
10.00%, 05/15/14 (a)	Ca		250	127,500
Charter Communications Holdings II LLC, Sr. Notes 144A (a)
10.25%, 09/15/10	Caa1		500	491,875
Ono Finance, Gtd. Notes (United Kingdom)
10.50%, 05/15/14	B3	EUR	375	508,087
Rogers Cable, Inc., Sec’d. Notes (Canada)
7.25%, 12/15/11	Ba2	CAD	125	112,437

5

	Moody’s Ratings		Principal Amount (000)	Value

Tele Columbus AG & Co., Sr. Sub. Notes (Germany)
9.375%, 04/15/12	B3	EUR	250	$308,346
Telenet Communication NV, Sr. Notes (Belgium)
9.00%, 12/15/13	B2		187	253,595
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08) 144A (Belgium) (v)
11.50%, 06/15/14	Caa2		655	545,287
UPC Holding BV, Sec’d. Notes (Netherlands)
7.75%, 01/15/14	B3	EUR	250	283,283

				3,560,785

Media - Diversified — 0.1%
Quebecor Media, Sr. Notes
7.75%, 03/15/16	B2		125	127,500

Metals — 2.4%
AK Steel Corp., Gtd. Notes
7.75%, 06/15/12	B1		500	487,500
Neenah Corp., Sec’d. Notes 144A
11.00%, 09/30/10	B2		500	541,250
New Reclamation Group, Sec’d. Notes
8.125%, 02/01/13	B1	EUR	125	151,894
Novelis, Inc., Sr. Notes (Canada) 144A (l)
7.25%, 02/15/15	B1		250	236,250
Ryerson Tull, Inc., Notes
9.125%, 07/15/06	B2		550	555,500
UCAR Finance, Inc., Gtd. Notes
10.25%, 02/15/12	B2		250	266,563
United States Steel Corp., Sr. Notes
9.75%, 05/15/10	Ba2		484	527,560

				2,766,517

Mining — 0.4%
OM Group, Inc., Gtd. Notes
9.25%, 12/15/11	Caa1		500	500,000

Packaging — 3.3%
Consolidated Container Co., Gtd. Notes (a)
10.125%, 07/15/09	Caa2		125	91,875
Consolidated Container Co., LLC, Sr. Dis. Notes (a)
10.75%, 06/15/07	B3		250	217,500
Crown Americas, Inc., Sr. Notes (a)
7.75%, 11/15/15	B1		250	259,375
Gerresheimer Holdings GmbH, Gtd. Notes (Germany)
7.875%, 03/01/15	Caa1	EUR	250	301,510
Graham Packaging Co., Inc., Sub. Notes 144A (a)
9.875%, 10/15/14	Caa2		1,000	990,000

	Moody’s Ratings	Principal Amount (000)	Value

Graphic Packaging International Corp., Sr. Sub. Notes (a)
9.50%, 08/15/13	B3	$500	$470,000
Huntsman Packaging Corp., Gtd. Notes
13.00%, 06/01/10	NR	125	30,625
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.25%, 05/15/13	B2	375	394,687
8.875%, 02/15/09	B1	500	521,875
Pliant Corp., Sec’d. Notes (a)
11.125%, 09/01/09	NR	125	109,063
Portola Packaging, Inc., Sr. Notes (a)
8.25%, 02/01/12	Caa1	125	102,500
Pregis Corp., Gtd. Notes (a)
12.375%, 10/15/13	Caa1	250	253,750
Russell Stanley Holdings, Inc., Sr. Sub. Notes 144A PIK (i) (z)
9.00%, 11/30/08	NR	55	—
Tekni-Plex, Inc., Sec’d. Notes 144A (a)
8.75%, 11/15/13	Caa2	125	114,375

			3,857,135

Paper — 2.4%
Abitibi-Consolidated, Inc., Notes (Canada) (l)
8.55%, 08/01/10	B1	250	245,000
Ainsworth Lumber Co. Ltd., Gtd. Notes (Canada) (l)
7.25%, 10/01/12	B2	250	227,500
Boise Cascade LLC, Gtd. Notes
7.125%, 10/15/14	B2	250	230,625
Georgia-Pacific Corp., Notes
8.125%, 05/15/11	B2	500	508,750
Jefferson Smurfit Corp., Gtd. Notes
7.50%, 06/01/13	B2	250	226,875
Jefferson Smurfit Corp., Sr. Notes
9.625%, 10/01/12	B3	750	774,375
JSG Holding PLC., Sr. Notes (Ireland)
11.50%, 10/01/15	Caa2 EUR	145	170,186
Newpage Corp., Sec’d. Notes (a)
10.00%, 05/01/12	B3	125	126,250
Stone Container Corp., Sr. Notes
9.75%, 02/01/11	B2	250	252,500

			2,762,061

Printing — 0.4%
SGS International, Inc., Sr. Sub. Notes
12.00%, 12/15/13	Caa1	250	251,563

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

Vertis, Inc., Gtd. Notes, Series B (a)
10.875%, 06/15/09	Caa1	250	245,000

496,563

	Moody’s Ratings	Principal Amount (000)		Value

Publishing — 4.6%
Advanstar Communications, Inc., Gtd. Notes (g)
12.00%, 02/15/11	Caa2		$250	$263,438
Advanstar Communications, Inc., Sec’d. Notes
10.75%, 08/15/10	B3		125	136,719
American Media Operations, Inc., Gtd. Notes
8.875%, 01/15/11	Caa1		75	63,750
Dex Media East LLC, Gtd. Notes
12.125%, 11/15/12	B1		487	563,703
Dex Media West LLC, Sr. Sub. Notes
9.875%, 08/15/13	B2		303	334,436
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08) (v)
9.00%, 11/15/13	B3		750	618,750
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08) (a) (v)
11.50%, 10/15/13	Caa2		250	204,375
Houghton Mifflin Co., Sr. Sub. Notes (a)
9.875%, 02/01/13	Caa1		250	270,000
Lighthouse International Co. SA, Gtd. Notes (Luxembourg)
8.00%, 04/30/14	B3	EUR	750	981,997
Primedia, Inc., Sr. Notes
8.00%, 05/15/13	B2		125	108,750
WDAC Subsidiary Corp., Sr. Notes
8.375%, 12/01/14(a)	Caa1		250	243,125
8.50%, 12/01/14	Caa1	EUR	750	915,923
Yell Finance BV, Gtd. Notes, Zero Coupon (until 08/01/06) (v)
13.50%, 08/01/11	B1		592	611,240
Ziff Davis Media, Inc., Gtd. Notes, Series B, PIK (g)
13.00%, 08/12/09	CCC-(d)		92	81,788

				5,397,994

Real Estate — 0.1%
CB Richard Ellis Services, Inc., Sr. Notes
9.75%, 05/15/10	Ba3		114	123,690

Restaurants — 0.4%
Dominos, Inc., Sr. Sub. Notes
8.25%, 07/01/11	B2		164	170,150
Landry’s Restaurants, Inc., Gtd. Notes
7.50%, 12/15/14	B2		375	354,375

				524,525

	Moody’s Ratings	Principal Amount (000)		Value

Retailers — 0.4%
General Nutrition Centers, Inc., Sr. Sub. Notes (a)
8.50%, 12/01/10	Caa1		$200	$182,250
Victoria Acquisition III BV, Sr. Notes (Netherlands)
7.875%, 10/01/14	B3	EUR	250	318,219

				500,469

Retailers - Food & Drug — 1.1%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)
12.00%, 12/15/11	B3	GBP	250	503,683
Couche-Tard US LP, Sr. Sub. Notes
7.50%, 12/15/13	Ba3		250	259,375
Jean Coutu Group, Inc., Sr. Sub. Notes (Canada) (a)
8.50%, 08/01/14	Caa1		250	238,125
Rite Aid Corp., Sec’d. Notes
8.125%, 05/01/10	B2		250	255,000

				1,256,183

Services Cyclical - Business Services — 0.2%
Cornell Cos., Inc., Sr. Notes
10.75%, 07/01/12	B3		250	261,875

Services Cyclical - Consumer Services — 0.5%
Brickman Group Ltd., Gtd. Notes, Series B
11.75%, 12/15/09	B2		500	551,875

Services Cyclical - Distribution/Logistics — 1.7%
Interline Brands, Inc., Sr. Sub. Notes
11.50%, 05/15/11	B3		325	360,750
Ray Acquisition SCA, Sec’d. Notes
9.375%, 03/15/15	Caa1	EUR	1,250	1,617,676

				1,978,426

Services Cyclical - Rental Equipment — 1.4%
Hertz Corp., Sr. Notes
8.875%, 01/01/14	B1		625	645,312
Hertz Corp., Sr. Sub. Notes (a)
10.50%, 01/01/16	B3		250	261,250
United Rentals North America, Inc., Sr. Sub. Notes (a)
7.75%, 11/15/13	Caa1		750	742,500

				1,649,062

Technology - Hardware — 1.2%
Avago Technologies Financial, Sr. Notes
10.125%, 12/01/13	B3		125	128,125
Lucent Technologies, Inc., Debs. (a)
6.45%, 03/15/29	B1		500	420,000
Xerox Corp., Gtd. Notes
9.75%, 01/15/09	Ba2		500	553,125
Xerox Corp., Sr. Notes
7.625%, 06/15/13	Ba2		250	265,625

				1,366,875

	Moody’s Ratings	Principal Amount (000)		Value

Technology - Software/Services — 1.0%
Activant Solutions, Sr. Notes
10.50%, 06/15/11	B2		$250	$271,563
Sungard Data
Systems, Inc., Sr. Sub. Notes 144A
10.25%, 08/15/15	Caa1		250	251,250
Sungard Data Systems, Inc., Sr. Unsec’d. Notes 144A (a)
9.125%, 08/15/13	B3		625	650,000

				1,172,813

Telecommunications — 1.8%
Cincinnati Bell, Inc., Sr. Sub. Notes (a)
8.375%, 01/15/14	B3		250	245,625
Citizens Communications Co., Notes
9.25%, 05/15/11	Ba3		250	275,000
Citizens Communications, Co., Sr. Notes
6.25%, 01/15/13	Ba3		250	242,500
Eircom Funding, Gtd. Notes (Ireland) (l)
8.25%, 08/15/13	B1		250	266,250
Qwest Capital Funding Co., Gtd. Notes (a)
7.90%, 08/15/10	B3		250	258,125
Qwest Corp., Notes
8.875%, 03/15/12	Ba3		750	830,625

				2,118,125

Telecommunications - Cellular — 5.4%
Alamosa Delaware, Inc., Gtd. Notes
12.00%, 07/31/09	Caa1		250	271,562
Alamosa Delaware, Inc., Sr. Notes
8.50%, 01/31/12	Caa1		250	270,937
American Cellular Corp., Sr. Notes, Series B
10.00%, 08/01/11	B3		250	271,875
American Tower Corp., Sr. Notes (a)
7.50%, 05/01/12	B1		500	523,750
Digicel Ltd., Sr. Notes 144A
9.25%, 09/01/12	B3		125	131,250
Dobson Cellular Systems, Inc., Sec’d. Notes
9.875%, 11/01/12	B2		250	275,000
Hellas Telecommunications Luxembourg III, Sec’d. Notes (g)
8.50%, 10/15/13	B3	EUR	375	492,138
Horizon PCS, Inc., Gtd. Notes
11.375%, 07/15/12	B3		125	144,063
Nextel Communications, Inc., Sr. Notes
7.375%, 08/01/15	Baa2		625	660,516

	Moody’s Ratings	Principal Amount (000)	Value

Nextel Communications, Sr. Notes
5.95%, 03/15/14	Baa2	$500	$503,548
Nextel Partners, Inc., Sr. Notes
8.125%, 07/01/11	Ba3	200	214,500
Rogers Wireless, Inc., Sec’d. Notes (Canada)
6.375%, 03/01/14	Ba3	500	502,500
7.50%, 03/15/15	Ba2	250	271,250
Rogers Wireless, Inc., Sr. Sub. Notes (Canada) (a) (l)
8.00%, 12/15/12	Ba3	125	132,500
US Unwired, Inc., Sec’d. Notes
10.00%, 06/15/12	Caa1	500	566,250
Wind Acquistion Finance SA, Gtd. Notes
10.75%, 12/01/15	B3	1,000	1,066,250

			6,297,889

Telecommunications - Satellites — 0.9%
Inmarsat Finance PLC, Gtd. Notes Zero Coupon (until 11/15/08) (v)
10.375%, 11/15/12	B2	500	416,875
Intelsat, Ltd. Notes (Bermuda) (l)
7.625%, 04/15/12	Caa1	125	101,250
PanAmSat Corp., Gtd. Notes
9.00%, 08/15/14	B1	325	341,656
PanAmSat Holding Corp., Sr. Disc. Notes, Zero Coupon (until 11/01/09) (v)
10.375%, 11/01/14	B3	250	176,250

			1,036,031

Textile & Apparel — 1.2%
Propex Fabrics, Inc. Gtd. Notes
10.00%, 12/01/12	B3	250	222,500
Quicksilver, Inc., Gtd. Notes
6.875%, 04/15/15	B1	375	360,000
Russell Corp., Gtd. Notes
9.25%, 05/01/10	B2	275	280,844
Warnaco, Inc., Sr. Notes
8.875%, 06/15/13	B1	500	535,000

			1,398,344

Tobacco — 0.2%
Alliance One International, Inc., Notes 144A
11.00%, 05/15/12	B3	250	227,500

Transportation — 0.6%
Petroleum Helicopters, Inc., Gtd. Notes, Series B
9.375%, 05/01/09	B1	375	394,688
Stena AB, Sr. Notes
9.625%, 12/01/12	Ba3	250	272,500

			667,188

Strategic Partners High Yield Bond Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Moody’s Ratings	Principal Amount (000)	Value

Utilities - Distribution — 0.2%
Inergy LP Inergy Finance Corp., Sr. Notes (a)
6.875%, 12/15/14	B1	$250	$235,625

Utilities - Electric — 2.9%
Calpine Canada Energy Finance Corp., Gtd. Notes (a) (i)
8.50%, 05/01/08	NR	250	91,250
Calpine Corp., Sec’d. Notes 144A (a) (i)
8.50%, 07/15/10	D(d)	500	446,875
Calpine Corp., Sr. Notes (i)
8.50%, 02/15/11	NR	125	33,125
Dynegy Holdings, Inc., Sec’d. Notes 144A
10.125%, 07/15/13	B1	500	564,375
Dynegy Holdings, Inc., Sr. Notes (a)
8.75%, 02/15/12	B2	125	137,344
Midwest Generation LLC, Sec’d. Notes
8.75%, 05/01/34	B1	750	821,250
Mirant North America LLC, Sr. Notes 144A
7.375%, 12/31/13	B1	250	254,375
Mission Energy Holding Co., Sec’d. Notes
13.50%, 07/15/08	B2	375	433,125
NRG Energy, Inc., Sr. Notes
7.375%, 02/01/16	B1	375	381,562
Reliant Energy, Inc., Sec’d. Notes
9.25%, 07/15/10	B1	250	246,875

			3,410,156

Utilities - Electrical Utilities — 0.3%
NRG Energy, Inc., Gtd. Notes144A
8.00%, 12/15/13	NR	319	355,685

Utilities - Pipelines — 4.8%
El Paso Corp., Notes (a)
7.875%, 06/15/12	Caa1	750	793,125
El Paso Energy Corp., Sr. Notes
6.75%, 05/15/09(a)	Caa1	500	503,750
7.80%, 08/01/31	Caa1	750	787,500
Southern Natural Gas Co., Notes
8.00%, 03/01/32	B1	250	283,502
Tennessee Gas Pipeline Co., Bonds
8.375%, 06/15/32	B1	350	410,536
Tennessee Gas Pipeline Co., Debs.
7.50%, 04/01/17	B1	500	544,206
Transcontinental Gas Pipe Corp., Sr. Notes, Series B
8.875%, 07/15/12	Ba2	475	549,219
Williams Cos., Inc., Notes
7.875%, 09/01/21	B1	500	552,500
Williams Cos., Inc., Sr. Notes
7.625%, 07/15/19	B1	750	821,250

	Moody’s Ratings	Principal Amount (000)	Value

Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%, 03/15/12	B1	$375	$410,156

			5,655,744

Total Corporate Bonds
(Cost $110,931,303)			113,375,812

		Shares	Value

Preferred Stocks — 0.2%
Publishing
Ziff Davis Media, Inc., Series E-1,
10.00%		2	1,080

Retailers — 0.2%
General Nutrition Centers, Inc., Series A,
12.00%		250	213,125

Total Preferred Stock
(Cost $251,501)			214,205

		Units	Value

Warrants* — 0.1%
Chemicals
General Chemical Industry Product, Inc., Series A, expiring 04/30/11		103	—
General Chemical Industry Product, Inc., Series B, expiring 04/30/11		77	—

			—

Metals — 0.1%
ACP Holding Co., expiring 10/07/13		39,024	71,219

Packaging
Pliant Corp., 144A, expiring 06/01/10		475	5

Paper
MDP Acquisitions PLC, expiring 10/01/13 (Ireland) 144A		275	5,706

Publishing
Advanstar Holdings Corp., expiring 10/15/11 144A		225	2
Ziff Davis Media, Inc., expiring 08/12/12		4,400	440

			442

Total Warrants
(Cost $434)			77,372

		Shares	Value

Common Stocks — 0.1%
Chemicals — 0.1%
General Chemicals Industry Products *		179	49,907

Consumer Products - Household & Leisure Sleepmaster Membership Interests* (z)		264	—

Packaging
Russell Stanley Holdings, Inc. * (z)		6,000	—

Total Common Stocks
(Cost $577,332)			49,907

Total Long-Term Investments
(Cost $111,760,570)			113,717,296
SHORT-TERM INVESTMENT— 20.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $23,794,971; Includes $19,545,962 of cash collateral for securites on loan) (b) (w)		23,794,971	23,794,971

9

Total Investments — 117.5% (Cost $135,555,541) (o) (p)	137,512,267
Liabilities In Excess of Other Assets (u) — (17.5)%	(20,433,792)

Net Assets — 100.0%	$117,078,475

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

PIK	Payment-in-kind

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $19,093,491; cash collateral of $19,545,962 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	US$ Denominated Foreign Bonds.

(o)	As of January 31, 2006, 6 securities representing $49,912 and 0.04% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(p)

The United States federal income tax basis of the Fund’s investments was $135,566,123; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,946,144 (gross unrealized appreciation - $5,585,267; gross unrealized depreciation - $3,639,123 ). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes net unrealized depreciation on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2006:

Purchase Contract

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation

Feb 06	Buy	EUR	1,194,766	$1,416,330	$1,453,131	$36,801

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation

Feb 06	Sell	EUR	10,792,539	$12,729,475	$13,126,392	$(396,917)
Feb 06	Sell	GBP	286,438	497,525	509,587	(12,062)

				$13,227,000	$13,635,979	$(408,979)

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series

(z)	Issuer in bankrupcy.

Strategic Partners Money Market Fund
SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

	Principal Amount (000)	Value

Commercial Paper — 41.7%
Cafco LLC 144A(n)
3.90%, 02/28/06	$6,000	$5,982,450
Daimlerchrysler Rev Auto(n)
4.53%, 02/21/06	2,442	2,435,854
Deutsche Bank(n)
4.33%, 02/06/06	5,000	4,996,993
Dexdel(n)
4.53%, 03/28/06	1,300	1,291,003
General Electric(n)
4.49%, 03/28/06	1,875	1,862,138
Greenwich Capital Holdings, Inc.(c)(n)
4.397%, 05/11/06	4,500	4,500,000
HSBC Finance Corp.(n)
4.53%, 02/10/06	644	643,271
Long Lane Master Trust 144A(c)(n)
4.28%, 02/01/06	1,000	1,000,000
Nyala Funding LLC 144A
4.46%, 02/15/06(n)	2,500	2,495,664
4.47%, 03/15/06(n)	2,400	2,387,484
Old Line Funding Corp. 144A
4.40%, 02/09/06(n)	2,000	1,998,045
4.46%, 02/21/06(n)	1,460	1,456,382
Park Granada LLC(n)
4.42%, 02/09/06	2,100	2,097,937
Prudential PLC 144A
4.41%, 02/28/06(n)	3,000	2,990,078
4.41%, 03/15/06(n)	2,000	1,989,710
Sheffield Receivables 144A
4.46%, 02/21/06(n)	2,500	2,493,806
4.515%, 02/21/06(n)	2,000	1,994,983

Total Commercial Paper (Cost $42,615,798)		42,615,798

Certificates of Deposit — 24.9%
Australia & New Zealand Bank
4.81%, 01/29/07	2,000	1,999,617
BNP Paribas NY Branch(c)
4.308%, 06/19/06	2,000	1,999,830
Branch Banking & Trust
4.26%, 08/10/06	5,000	4,999,725
Citibank N.A.
4.30%, 02/15/06	4,000	4,000,000
Royal Bank of Scotland PLC
4.30%, 09/28/06	1,000	1,000,000
Suntrust Bank Atlanta
4.22%, 02/27/06	4,000	3,999,520
Unicredito Italiano New York(c)
4.315%, 03/02/06	4,000	3,999,804
Wells Fargo & Co.
4.80%, 01/16/07	3,500	3,500,400

Total Certificates of Deposit (Cost $25,498,896)		25,498,896

Corporate Bonds — 33.4%
American Express Credit Corp., Sr. Notes MTN 144A(c)
4.54%, 02/20/07	4,000	4,001,851
Bank of America Corp.
7.50%, 09/15/06	3,000	3,058,154
Bank One Corp. MTN(c)
4.601%, 09/15/06	1,210	1,210,923
Goldman Sachs Group, Inc., Notes MTN(c)
4.70%, 03/21/06	2,250	2,250,683
HSBC USA Inc., Sr. Notes MTN(c)
4.45%, 02/15/07	4,000	4,000,000
Irish Life & Permanent PLC MTN 144A(c)
4.53%, 02/21/07	1,000	999,596
JPMorgan Chase & Co., Sr. Notes
5.625%, 08/15/06	3,000	3,021,399
Merrill Lynch & Co. MTN(c)
4.45%, 02/15/07	5,000	5,000,000
Morgan Stanley Group, Inc., Sr. Notes MTN(c)
4.799%, 03/27/06	2,000	2,000,867
National City Bank MTN(c)
4.534%, 07/26/06	1,650	1,650,205
Paccar Financial Corp., Notes MTN(c)
4.422%, 02/13/07	2,000	2,000,000
Skandinavia Enskilda Bank(c)
4.53%, 11/29/06	5,000	4,996,858

Total Corporate Bonds (Cost $34,190,536)		34,190,536

Total Investments – 100.0% (Cost $102,305,230) †		102,305,230
Liabilities In Excess of Other Assets — 0.0%		(18,522)

Net Assets – 100.0%		$102,286,708

The following abbreviations and annotations are used in portfolio descriptions:

144A

Security was purchased persuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the current reporting period, the aggregate amortized cost of such securities was $23,807,599. The aggregate market value of $23,807,599 is approximately 23.3% of net assets as of January 31, 2006. These securities have been deemed to be liquid under procedures established by the Board of Directors.

MTN	Medium Term Note.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(n)	Rates shown are the effective yields at purchase date.

1

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-thecounter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer's financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward rates. Swaps are valued daily at current market value and any unrealized gain or loss included in the net unrealized appreciation or depreciation on investments.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice

President and Principal Executive Officer

Date	March 30, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 30, 2006

* Print the name and title of each signing officer under his or her signature.